UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2022

Item 1.

Reports to Stockholders

Fidelity Advisor® Limited Term Bond Fund

Annual Report

August 31, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 2.75% sales charge)	(9.31)%	0.03%	0.68%
Class M (incl. 2.75% sales charge)	(9.32)%	0.03%	0.67%
Class C (incl. contingent deferred sales charge)	(8.41)%	(0.19)%	0.33%
Fidelity® Limited Term Bond Fund	(6.45)%	0.92%	1.26%
Class I	(6.49)%	0.85%	1.22%
Class Z	(6.36)%	0.96%	1.27%

 Prior to October 30, 2013, the fund was named Fidelity Advisor® Intermediate Bond Fund, and the fund operated under certain different investment policies and compared its performance to a different index. The fund’s historical performance may not represent its current investment policies.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Limited Term Bond Fund - Class A on August 31, 2012, and the current 2.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. 1-5 Year Government/Credit Bond Index performed over the same period.

See above for additional information regarding the performance of Class A.

12,000
11,500
11,000
10,500
10,000
$9,600
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022

Period Ending Values
$10,696	Fidelity Advisor® Limited Term Bond Fund - Class A
$11,127	Bloomberg U.S. 1-5 Year Government/Credit Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds notably declined for the 12 months ending August 31, 2022, as the U.S. Federal Reserve took aggressive action to stymie high inflation. The Bloomberg U.S. Aggregate Bond Index returned -11.52% for the period. In late 2021, bond yields rose when the Fed pivoted from an “easy” to a “tight” monetary stance. Its first step was to cease its purchases of bonds, part of a quantitative easing program to support the U.S. economy that began in 2008. In the first half of 2022, the Fed took more aggressive steps to thwart inflation. The central bank raised the federal funds target rate by 25 basis points (0.25%) in mid-March, 50 basis points in May and 75 basis points in June – its largest increase since 1994 – and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. It also began to allow up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Despite another rate hike of 75 basis points in July, the index rose 2.44% for the month, only to reverse course in August (-2.83%), when the Fed dashed hopes that it would soon “pivot” to an easier policy stance. For the full 12 months, shorter-term securities outpaced longer-term bonds, and higher-quality issues held up better than lower-rated bonds. Within the index, corporate bonds posted a return of -14.61%, trailing the -10.80% result for U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds returned -10.43%, while U.S. Treasury Inflation-Protected Securities had a return of -5.98%.

Comments from Co-Portfolio Manager Rob Galusza:   For the fiscal year ending August 31, 2022, the fund’s share classes (excluding sales charges, if applicable) posted returns in the range of -7.49% to -6.36%, net of fees, trailing the -6.03% result of the benchmark Fidelity Limited Term Composite Index℠. Overall, both sector allocation and security selection detracted from performance, relative to the benchmark. Specifically, the fund’s non-benchmark holdings in asset-backed securities hampered our result. The portfolio’s underweight position in U.S. Treasuries also modestly detracted from relative performance. Conversely, while corporate bonds struggled in general during the period, the fund’s corporate debt holdings added value versus the Composite index. Our positioning along the yield curve also helped, as did a notable underweighting in government agency debt. At period end, corporates made up roughly 58% of assets, down from about 61% a year ago, and still an underweight compared with the 64% average within the Composite index. During the past 12 months, we added to our non-benchmark stake in derivatives/futures.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of August 31, 2022
U.S. Government and U.S. Government Agency Obligations	13.9%
AAA	15.8%
AA	2.8%
A	23.4%
BBB	36.3%
BB and Below	2.0%
Not Rated	4.8%
Short-Term Investments and Net Other Assets	1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of August 31, 2022*,**
Corporate Bonds	60.5%
U.S. Government and U.S. Government Agency Obligations	13.9%
Asset-Backed Securities	12.7%
CMOs and Other Mortgage Related Securities	11.2%
Municipal Bonds	0.2%
Other Investments	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Futures and Swaps - 7.9%

 ** Foreign investments - 23.9%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Geographic Diversification (% of fund's net assets)

As of August 31, 2022
United States of America*	76.1%
United Kingdom	5.9%
Cayman Islands	5.2%
Japan	3.6%
France	2.2%
Netherlands	1.7%
Switzerland	0.9%
Italy	0.9%
Ireland	0.8%
Other	2.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

Nonconvertible Bonds - 60.5%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.:
0.9% 3/25/24	$5,000,000	$4,774,412
1.65% 2/1/28	12,588,000	10,813,682
NTT Finance Corp.:
0.583% 3/1/24 (a)	4,260,000	4,046,598
1.162% 4/3/26 (a)	8,933,000	8,014,292
1.591% 4/3/28 (a)	10,000,000	8,648,195
Verizon Communications, Inc.:
2.355% 3/15/32	12,779,000	10,483,987
3% 3/22/27	626,000	592,135
		47,373,301
Media - 0.4%
Comcast Corp. 3.95% 10/15/25	2,610,000	2,605,685
Discovery Communications LLC:
2.95% 3/20/23	7,000,000	6,966,577
3.625% 5/15/30	1,664,000	1,457,850
Magallanes, Inc.:
3.638% 3/15/25 (a)	1,048,000	1,011,861
3.755% 3/15/27 (a)	2,049,000	1,913,932
		13,955,905
Wireless Telecommunication Services - 0.7%
Rogers Communications, Inc. 2.95% 3/15/25 (a)	5,568,000	5,383,530
T-Mobile U.S.A., Inc.:
2.625% 4/15/26	10,100,000	9,338,763
3.5% 4/15/25	6,000,000	5,858,938
		20,581,231

TOTAL COMMUNICATION SERVICES		81,910,437

CONSUMER DISCRETIONARY - 3.9%
Automobiles - 3.1%
BMW U.S. Capital LLC 3.45% 4/12/23 (a)	7,000,000	6,992,377
Daimler Finance North America LLC:
0.75% 3/1/24 (a)	17,889,000	17,006,104
1.45% 3/2/26 (a)	6,948,000	6,302,269
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 3.4823% 11/17/23 (b)(c)	10,000,000	9,963,651
1.05% 3/8/24	2,306,000	2,188,333
1.25% 1/8/26	8,359,000	7,364,365
1.7% 8/18/23	10,000,000	9,743,355
2.35% 2/26/27	7,500,000	6,651,140
3.25% 1/5/23	5,000,000	4,992,553
4.15% 6/19/23	5,231,000	5,228,495
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (a)	15,040,000	13,558,363
3.95% 6/6/25 (a)	3,270,000	3,217,779
		93,208,784
Distributors - 0.2%
Genuine Parts Co. 1.75% 2/1/25	5,796,000	5,448,198
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 3.3% 7/1/25	1,040,000	1,022,314
Starbucks Corp. 3.8% 8/15/25	2,340,000	2,330,024
		3,352,338
Multiline Retail - 0.2%
Dollar Tree, Inc. 4% 5/15/25	6,000,000	5,942,691
Specialty Retail - 0.3%
AutoZone, Inc. 3.625% 4/15/25	545,000	536,623
Ross Stores, Inc. 0.875% 4/15/26	7,357,000	6,515,634
		7,052,257

TOTAL CONSUMER DISCRETIONARY		115,004,268

CONSUMER STAPLES - 5.2%
Beverages - 0.8%
Constellation Brands, Inc. 3.6% 5/9/24	6,000,000	5,946,322
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	10,000,000	9,503,708
Molson Coors Beverage Co. 3% 7/15/26	10,575,000	9,907,141
		25,357,171
Food & Staples Retailing - 0.9%
7-Eleven, Inc.:
0.8% 2/10/24 (a)	7,321,000	6,962,499
0.95% 2/10/26 (a)	7,891,000	7,005,130
1.3% 2/10/28 (a)	3,614,000	3,016,570
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (a)	9,342,000	8,704,142
		25,688,341
Food Products - 1.7%
Conagra Brands, Inc. 0.5% 8/11/23	6,707,000	6,488,687
JBS U.S.A. Lux SA / JBS Food Co. 2.5% 1/15/27 (a)	5,515,000	4,949,216
JDE Peet's BV:
0.8% 9/24/24 (a)	8,000,000	7,378,164
1.375% 1/15/27 (a)	10,440,000	8,955,620
McCormick & Co., Inc. 0.9% 2/15/26	15,000,000	13,371,641
Mondelez International, Inc. 2.125% 3/17/24	8,500,000	8,270,625
		49,413,953
Tobacco - 1.8%
Altria Group, Inc. 2.35% 5/6/25	1,003,000	954,017
BAT Capital Corp. 3.222% 8/15/24	7,000,000	6,837,575
BAT International Finance PLC:
1.668% 3/25/26	15,000,000	13,355,880
3.95% 6/15/25 (a)	5,000,000	4,886,660
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (a)	8,250,000	7,938,061
4.25% 7/21/25 (a)	13,000,000	12,721,152
Philip Morris International, Inc.:
0.875% 5/1/26	4,502,000	4,000,712
1.5% 5/1/25	3,501,000	3,287,488
		53,981,545

TOTAL CONSUMER STAPLES		154,441,010

ENERGY - 4.0%
Energy Equipment & Services - 0.1%
Baker Hughes Co.:
1.231% 12/15/23	1,898,000	1,838,814
2.061% 12/15/26	1,781,000	1,620,559
		3,459,373
Oil, Gas & Consumable Fuels - 3.9%
Canadian Natural Resources Ltd. 2.05% 7/15/25	3,668,000	3,414,946
ConocoPhillips Co. 2.4% 3/7/25	3,533,000	3,417,891
Enbridge, Inc.:
1.6% 10/4/26	10,000,000	8,891,286
2.15% 2/16/24	1,379,000	1,336,942
2.5% 2/14/25	1,440,000	1,381,232
Energy Transfer LP:
2.9% 5/15/25	7,150,000	6,773,042
3.6% 2/1/23	2,824,000	2,820,362
4.2% 9/15/23	1,441,000	1,437,980
4.25% 3/15/23	6,314,000	6,316,485
4.5% 4/15/24	570,000	567,945
Equinor ASA:
1.75% 1/22/26	1,120,000	1,039,328
2.875% 4/6/25	7,000,000	6,809,754
Hess Corp. 4.3% 4/1/27	4,500,000	4,393,441
MPLX LP:
1.75% 3/1/26	15,044,000	13,614,857
3.375% 3/15/23	6,618,000	6,612,890
4.5% 7/15/23	856,000	859,123
Occidental Petroleum Corp. 2.9% 8/15/24	6,061,000	5,903,414
Petroleos Mexicanos:
6.49% 1/23/27	6,035,000	5,347,010
6.5% 3/13/27	12,000,000	10,569,600
Phillips 66 Co.:
1.3% 2/15/26	6,892,000	6,236,668
3.85% 4/9/25	7,000,000	6,941,693
Pioneer Natural Resources Co. 0.55% 5/15/23	7,781,000	7,595,770
Valero Energy Corp. 2.85% 4/15/25	2,437,000	2,359,400
Western Gas Partners LP 3 month U.S. LIBOR + 1.100% 3.5551% 1/13/23 (b)(c)	2,040,000	2,032,126
		116,673,185

TOTAL ENERGY		120,132,558

FINANCIALS - 31.3%
Banks - 18.1%
ABN AMRO Bank NV 1.542% 6/16/27 (a)(b)	8,114,000	7,077,239
Banco Santander SA 1.722% 9/14/27 (b)	5,000,000	4,304,165
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (b)(c)	11,000,000	10,314,717
1.197% 10/24/26 (b)	13,673,000	12,224,540
1.319% 6/19/26 (b)	16,000,000	14,556,181
1.734% 7/22/27 (b)	7,174,000	6,365,864
4.2% 8/26/24	15,750,000	15,724,417
Barclays PLC:
1.007% 12/10/24 (b)	5,000,000	4,738,551
2.279% 11/24/27 (b)	5,000,000	4,391,227
2.852% 5/7/26 (b)	18,848,000	17,645,925
3.932% 5/7/25 (b)	4,000,000	3,910,160
4.338% 5/16/24 (b)	5,045,000	5,018,766
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (a)(b)(c)	7,417,000	6,506,133
2.219% 6/9/26 (a)(b)	8,627,000	7,952,204
BPCE SA:
1.652% 10/6/26 (a)(b)	20,000,000	17,786,781
2.045% 10/19/27 (a)(b)	6,865,000	5,982,649
4% 9/12/23 (a)	5,000,000	4,970,850
Capital One Bank NA 2.28% 1/28/26 (b)	7,000,000	6,620,796
Citigroup, Inc.:
0.981% 5/1/25 (b)	5,320,000	5,007,218
2.014% 1/25/26 (b)	7,350,000	6,906,147
3.106% 4/8/26 (b)	10,000,000	9,605,267
4.4% 6/10/25	3,018,000	3,004,821
Danske Bank A/S 3.875% 9/12/23 (a)	6,000,000	5,942,291
DNB Bank ASA:
1.535% 5/25/27 (a)(b)	4,643,000	4,109,919
1.605% 3/30/28 (a)(b)	9,570,000	8,279,673
First Citizens Bank & Trust Co. 3.929% 6/19/24 (b)	815,000	807,086
HSBC Holdings PLC:
1.589% 5/24/27 (b)	10,000,000	8,710,422
1.645% 4/18/26 (b)	6,567,000	5,979,790
3.803% 3/11/25 (b)	5,000,000	4,904,398
3.95% 5/18/24 (b)	3,000,000	2,983,439
5.21% 8/11/28 (b)	4,327,000	4,223,381
ING Groep NV 1.726% 4/1/27 (b)	4,192,000	3,711,944
Intesa Sanpaolo SpA:
3.25% 9/23/24 (a)	14,000,000	13,432,311
3.375% 1/12/23 (a)	5,775,000	5,746,022
5.71% 1/15/26 (a)	5,031,000	4,719,090
JPMorgan Chase & Co.:
0.824% 6/1/25 (b)	7,855,000	7,348,636
1.045% 11/19/26 (b)	15,000,000	13,326,877
1.47% 9/22/27 (b)	10,000,000	8,757,222
1.514% 6/1/24 (b)	5,770,000	5,645,527
2.083% 4/22/26 (b)	25,219,000	23,584,050
2.956% 5/13/31 (b)	12,053,000	10,330,596
3.559% 4/23/24 (b)	5,000,000	4,974,342
Lloyds Banking Group PLC:
0.695% 5/11/24 (b)	5,000,000	4,857,965
2.438% 2/5/26 (b)	2,636,000	2,476,930
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (b)	7,000,000	6,748,923
1.412% 7/17/25	8,000,000	7,343,135
1.538% 7/20/27 (b)	10,000,000	8,809,688
1.64% 10/13/27 (b)	5,000,000	4,387,498
2.193% 2/25/25	7,200,000	6,823,726
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	17,495,000	16,829,775
1.234% 5/22/27 (b)	10,000,000	8,703,514
NatWest Group PLC:
2.359% 5/22/24 (b)	4,223,000	4,148,399
3.875% 9/12/23	12,600,000	12,528,184
4.519% 6/25/24 (b)	10,962,000	10,900,889
NatWest Markets PLC 0.8% 8/12/24 (a)	5,141,000	4,784,139
Rabobank Nederland 1.98% 12/15/27 (a)(b)	7,500,000	6,628,639
Regions Financial Corp. 2.25% 5/18/25	3,135,000	2,990,051
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (b)	2,768,000	2,407,030
3.4% 1/18/23	5,500,000	5,483,525
3.45% 6/2/25	5,700,000	5,449,523
Societe Generale:
1.488% 12/14/26 (a)(b)	7,870,000	6,858,431
1.792% 6/9/27 (a)(b)	6,750,000	5,842,278
2.625% 10/16/24 (a)	1,530,000	1,464,684
3.875% 3/28/24 (a)	6,015,000	5,925,703
Sumitomo Mitsui Financial Group, Inc.:
0.508% 1/12/24	989,000	942,509
1.402% 9/17/26	10,000,000	8,809,263
1.474% 7/8/25	10,000,000	9,190,276
SVB Financial Group 3.125% 6/5/30	3,077,000	2,635,445
Synovus Financial Corp. 3.125% 11/1/22	7,118,000	7,109,569
Wells Fargo & Co.:
1.654% 6/2/24 (b)	5,500,000	5,388,642
2.164% 2/11/26 (b)	10,000,000	9,408,788
2.188% 4/30/26 (b)	5,000,000	4,680,145
2.406% 10/30/25 (b)	14,000,000	13,377,292
4.3% 7/22/27	7,000,000	6,887,195
Westpac Banking Corp. 4.11% 7/24/34 (b)	1,710,000	1,538,127
		540,491,514
Capital Markets - 6.3%
Ares Capital Corp. 3.25% 7/15/25	10,000,000	9,376,289
Credit Suisse Group AG:
1.305% 2/2/27 (a)(b)	10,000,000	8,414,574
2.593% 9/11/25 (a)(b)	4,805,000	4,445,720
6.373% 7/15/26 (a)(b)	4,500,000	4,478,885
Deutsche Bank AG 4.5% 4/1/25	2,904,000	2,809,880
Deutsche Bank AG New York Branch:
0.898% 5/28/24	2,899,000	2,725,072
1.447% 4/1/25 (b)	6,811,000	6,356,375
2.129% 11/24/26 (b)	14,479,000	12,763,614
2.222% 9/18/24 (b)	22,621,000	21,816,495
2.311% 11/16/27 (b)	7,028,000	5,970,495
Goldman Sachs Group, Inc.:
0.657% 9/10/24 (b)	4,500,000	4,315,655
1.757% 1/24/25 (b)	5,000,000	4,804,810
2.64% 2/24/28 (b)	5,000,000	4,534,195
3.272% 9/29/25 (b)	5,000,000	4,869,922
Intercontinental Exchange, Inc.:
3.65% 5/23/25	4,670,000	4,621,929
4% 9/15/27	7,139,000	7,025,750
Moody's Corp. 4.875% 2/15/24	4,000,000	4,045,116
Morgan Stanley:
0.79% 5/30/25 (b)	10,000,000	9,347,542
0.791% 1/22/25 (b)	11,500,000	10,907,549
2.188% 4/28/26 (b)	5,000,000	4,696,543
2.72% 7/22/25 (b)	3,953,000	3,818,842
3.737% 4/24/24 (b)	7,000,000	6,969,222
Nomura Holdings, Inc. 1.653% 7/14/26	12,500,000	10,999,162
S&P Global, Inc. 2.45% 3/1/27 (a)	7,508,000	7,003,052
State Street Corp. 2.901% 3/30/26 (b)	305,000	293,209
UBS AG London Branch:
1.25% 6/1/26 (a)	8,000,000	7,125,460
1.375% 1/13/25 (a)	5,000,000	4,677,297
UBS Group AG 1.008% 7/30/24 (a)(b)	7,594,000	7,359,708
		186,572,362
Consumer Finance - 2.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	5,760,000	5,329,786
1.75% 1/30/26	7,095,000	6,254,160
2.45% 10/29/26	2,102,000	1,853,445
3.3% 1/23/23	7,000,000	6,970,651
4.125% 7/3/23	1,826,000	1,821,506
4.875% 1/16/24	1,481,000	1,473,890
Ally Financial, Inc.:
1.45% 10/2/23	1,220,000	1,183,028
5.125% 9/30/24	9,760,000	9,883,133
Capital One Financial Corp.:
1.343% 12/6/24 (b)	5,000,000	4,795,271
1.878% 11/2/27 (b)	7,000,000	6,167,576
3.9% 1/29/24	3,000,000	2,989,276
Ford Motor Credit Co. LLC 2.3% 2/10/25	5,000,000	4,558,000
Hyundai Capital America 1% 9/17/24 (a)	9,737,000	9,021,133
John Deere Capital Corp. 3.4% 6/6/25	5,076,000	5,025,655
Synchrony Financial:
4.25% 8/15/24	2,551,000	2,522,050
4.375% 3/19/24	4,922,000	4,901,297
		74,749,857
Diversified Financial Services - 2.0%
AIG Global Funding 0.9% 9/22/25 (a)	7,000,000	6,276,590
Athene Global Funding:
0.95% 1/8/24 (a)	8,877,000	8,446,533
1% 4/16/24 (a)	8,000,000	7,524,877
1.73% 10/2/26 (a)	5,000,000	4,357,047
Blackstone Private Credit Fund 4.7% 3/24/25	8,250,000	7,983,364
Brixmor Operating Partnership LP 2.25% 4/1/28	4,348,000	3,673,018
GA Global Funding Trust 1.25% 12/8/23 (a)	9,500,000	9,104,578
Jackson Financial, Inc.:
1.125% 11/22/23(a)	10,000,000	9,615,331
5.17% 6/8/27	1,397,000	1,379,093
		58,360,431
Insurance - 2.4%
American International Group, Inc. 2.5% 6/30/25	5,000,000	4,766,406
Empower Finance 2020 LP 1.357% 9/17/27 (a)	5,321,000	4,569,779
Equitable Financial Life Global Funding:
1.4% 8/27/27 (a)	15,000,000	12,853,361
1.7% 11/12/26 (a)	5,000,000	4,449,769
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (a)	3,381,000	3,040,243
Guardian Life Global Funding:
1.1% 6/23/25 (a)	7,850,000	7,166,501
1.4% 7/6/27 (a)	8,010,000	6,960,433
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	6,123,000	6,117,007
Pacific Life Global Funding II 1.2% 6/24/25 (a)	4,494,000	4,122,423
Pricoa Global Funding I 2.4% 9/23/24 (a)	6,476,000	6,230,504
Protective Life Global Funding 3.218% 3/28/25 (a)	1,979,000	1,911,897
RGA Global Funding 2% 11/30/26 (a)	3,680,000	3,337,062
SunAmerica, Inc.:
3.5% 4/4/25 (a)	943,000	908,186
3.65% 4/5/27 (a)	1,345,000	1,264,581
Willis Group North America, Inc. 4.5% 9/15/28	5,000,000	4,866,432
		72,564,584

TOTAL FINANCIALS		932,738,748

HEALTH CARE - 3.0%
Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp. 2.75% 9/23/26 (a)	4,038,000	3,729,220
Boston Scientific Corp. 1.9% 6/1/25	5,000,000	4,711,445
		8,440,665
Health Care Providers & Services - 0.6%
Cigna Corp. 0.613% 3/15/24	2,410,000	2,296,931
HCA Holdings, Inc. 3.125% 3/15/27 (a)	7,100,000	6,535,370
Humana, Inc. 0.65% 8/3/23	10,000,000	9,706,181
		18,538,482
Life Sciences Tools & Services - 0.6%
PerkinElmer, Inc. 0.85% 9/15/24	10,160,000	9,466,485
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	10,000,000	9,459,806
		18,926,291
Pharmaceuticals - 1.5%
AstraZeneca Finance LLC 0.7% 5/28/24	7,493,000	7,093,024
Bayer U.S. Finance II LLC:
3.375% 7/15/24 (a)	5,000,000	4,889,321
4.25% 12/15/25 (a)	10,500,000	10,328,227
Bayer U.S. Finance LLC 3.375% 10/8/24 (a)	7,000,000	6,857,980
Elanco Animal Health, Inc. 5.772% 8/28/23 (d)	552,000	551,062
GSK Consumer Healthcare Capital 3.125% 3/24/25 (a)	8,600,000	8,287,754
Mylan NV 3.125% 1/15/23 (a)	5,791,000	5,770,713
Viatris, Inc. 1.65% 6/22/25	480,000	437,524
		44,215,605

TOTAL HEALTH CARE		90,121,043

INDUSTRIALS - 3.7%
Aerospace & Defense - 0.7%
The Boeing Co.:
1.167% 2/4/23	7,169,000	7,093,704
1.95% 2/1/24	10,390,000	10,052,959
4.875% 5/1/25	3,000,000	3,008,381
		20,155,044
Airlines - 0.4%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	4,260,255	3,536,841
Delta Air Lines, Inc. 2.9% 10/28/24	5,500,000	5,154,408
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	3,182,186	2,718,154
		11,409,403
Building Products - 0.0%
Carrier Global Corp. 2.242% 2/15/25	548,000	520,838
Commercial Services & Supplies - 0.5%
Republic Services, Inc. 0.875% 11/15/25	15,000,000	13,543,514
Industrial Conglomerates - 0.4%
Siemens Financieringsmaatschappij NV:
0.65% 3/11/24 (a)	6,309,000	6,027,115
1.2% 3/11/26 (a)	6,674,000	6,004,341
		12,031,456
Machinery - 0.9%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (a)	3,204,000	3,000,581
2% 12/14/26 (a)	5,000,000	4,449,284
Otis Worldwide Corp. 2.056% 4/5/25	7,000,000	6,609,685
Parker Hannifin Corp.:
3.65% 6/15/24	4,750,000	4,706,932
4.25% 9/15/27	3,086,000	3,053,991
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	5,900,000	5,879,943
		27,700,416
Road & Rail - 0.1%
Canadian Pacific Railway Co. 1.75% 12/2/26	2,099,000	1,903,776
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
0.7% 2/15/24	3,555,000	3,356,446
0.8% 8/18/24	4,323,000	3,988,945
2.2% 1/15/27	3,565,000	3,130,803
4.25% 2/1/24	2,597,000	2,590,209
		13,066,403
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	7,180,000	6,583,808
3.95% 7/1/24 (a)	955,000	911,878
5.5% 1/15/26 (a)	2,089,000	2,014,285
		9,509,971

TOTAL INDUSTRIALS		109,840,821

INFORMATION TECHNOLOGY - 1.7%
Electronic Equipment & Components - 0.2%
Amphenol Corp. 3.2% 4/1/24	896,000	887,016
Dell International LLC/EMC Corp. 5.45% 6/15/23	4,693,000	4,741,029
		5,628,045
IT Services - 0.2%
PayPal Holdings, Inc. 1.65% 6/1/25	2,097,000	1,972,466
The Western Union Co.:
2.85% 1/10/25	1,242,000	1,191,696
4.25% 6/9/23	5,000,000	4,992,968
		8,157,130
Semiconductors & Semiconductor Equipment - 0.8%
Broadcom, Inc. 1.95% 2/15/28 (a)	15,000,000	12,865,807
Microchip Technology, Inc. 0.983% 9/1/24	5,060,000	4,726,825
Micron Technology, Inc. 4.185% 2/15/27	6,000,000	5,839,915
		23,432,547
Software - 0.5%
Oracle Corp. 1.65% 3/25/26	3,618,000	3,262,607
Roper Technologies, Inc. 3.65% 9/15/23	3,078,000	3,065,379
VMware, Inc.:
1% 8/15/24	6,564,000	6,150,646
1.4% 8/15/26	2,882,000	2,540,950
		15,019,582

TOTAL INFORMATION TECHNOLOGY		52,237,304

MATERIALS - 0.7%
Chemicals - 0.7%
Celanese U.S. Holdings LLC 5.9% 7/5/24	7,600,000	7,657,577
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (a)	7,000,000	6,297,207
LYB International Finance III LLC 1.25% 10/1/25	6,185,000	5,578,951
		19,533,735
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp. 1.3% 9/15/25	2,406,000	2,182,267
Boston Properties, Inc. 3.2% 1/15/25	3,000,000	2,927,499
Crown Castle International Corp. 1.35% 7/15/25	566,000	518,652
ERP Operating LP 3.375% 6/1/25	3,000,000	2,924,058
Healthcare Trust of America Holdings LP 3.5% 8/1/26	621,000	592,324
Kimco Realty Corp. 3.3% 2/1/25	5,500,000	5,371,899
Kite Realty Group Trust 4% 3/15/25	2,778,000	2,706,763
Omega Healthcare Investors, Inc. 4.375% 8/1/23	1,211,000	1,203,145
Realty Income Corp. 2.2% 6/15/28	456,000	400,213
Simon Property Group LP 2.75% 6/1/23	3,463,000	3,438,341
SITE Centers Corp. 4.25% 2/1/26	1,865,000	1,816,111
Spirit Realty LP 2.1% 3/15/28	5,695,000	4,749,715
Ventas Realty LP:
2.65% 1/15/25	3,710,000	3,553,800
3% 1/15/30	4,013,000	3,492,894
3.5% 4/15/24	2,140,000	2,111,239
Vornado Realty LP 2.15% 6/1/26	1,017,000	895,102
Welltower, Inc. 3.625% 3/15/24	4,035,000	4,001,875
		42,885,897
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP:
3.95% 2/15/23	3,334,000	3,332,606
4.1% 10/1/24	372,000	364,967
		3,697,573

TOTAL REAL ESTATE		46,583,470

UTILITIES - 2.7%
Electric Utilities - 1.1%
Cleco Corporate Holdings LLC 3.743% 5/1/26	2,893,000	2,772,632
Duke Energy Corp. 4.3% 3/15/28	4,484,000	4,389,835
Edison International 2.95% 3/15/23	730,000	727,466
Exelon Corp. 2.75% 3/15/27 (a)	681,000	636,219
FirstEnergy Corp.:
1.6% 1/15/26	606,000	545,315
2.05% 3/1/25	3,271,000	3,044,958
Florida Power & Light Co. 2.85% 4/1/25	1,508,000	1,475,789
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,115,000	1,099,846
Southern Co. 0.6% 2/26/24	3,789,000	3,595,027
Tampa Electric Co. 3.875% 7/12/24	4,358,000	4,338,692
Vistra Operations Co. LLC 5% 7/31/27 (a)	10,000,000	9,306,800
		31,932,579
Gas Utilities - 0.3%
Dominion Gas Holdings LLC 2.5% 11/15/24	1,156,000	1,112,721
ONE Gas, Inc. 0.85% 3/11/23	10,000,000	9,847,652
		10,960,373
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 0.833% 6/15/24	4,654,000	4,359,032
The AES Corp. 3.3% 7/15/25 (a)	4,133,000	3,920,151
		8,279,183
Multi-Utilities - 1.0%
Dominion Energy, Inc.:
1.45% 4/15/26	8,000,000	7,277,686
3.071% 8/15/24 (b)	5,000,000	4,900,497
DTE Energy Co. 4.22% 11/1/24	8,200,000	8,159,820
NiSource, Inc.:
0.95% 8/15/25	2,873,000	2,613,302
2.95% 9/1/29	3,000,000	2,669,642
Sempra Energy 3.3% 4/1/25	3,298,000	3,209,910
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 5.0176% 5/15/67 (b)(c)	454,000	376,956
		29,207,813

TOTAL UTILITIES		80,379,948

TOTAL NONCONVERTIBLE BONDS
(Cost $1,939,403,787)		1,802,923,342

U.S. Treasury Obligations - 12.9%
U.S. Treasury Notes:
0.25% 7/31/25	$41,238,400	$37,559,162
0.75% 3/31/26 (e)	175,000,000	159,010,733
0.875% 6/30/26	105,000,000	95,336,719
1.25% 12/31/26	49,500,000	45,232,558
1.5% 1/31/27	15,000,000	13,841,016
1.625% 9/30/26	35,257,000	32,888,170
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $410,164,924)		383,868,358

U.S. Government Agency - Mortgage Securities - 0.2%
Fannie Mae - 0.2%
4.5% to 4.5% 3/1/35 to 9/1/49	5,033,501	5,111,750
6.5% 7/1/32 to 8/1/36	117,035	125,874
7% 8/1/28 to 6/1/33	107,897	117,563
7.5% to 7.5% 11/1/26 to 2/1/28	17,922	18,937
8.5% 9/1/25	537	558

TOTAL FANNIE MAE		5,374,682

Freddie Mac - 0.0%
8.5% 2/1/27 to 8/1/27	9,288	9,857
Ginnie Mae - 0.0%
7% to 7% 7/15/28 to 11/15/28	17,051	17,920
7.5% 2/15/28 to 10/15/28	1,993	2,116
8% 6/15/24	10	11

TOTAL GINNIE MAE		20,047

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,665,203)		5,404,586

Asset-Backed Securities - 12.7%
AASET Trust:
Series 2019-2 Class A, 3.376% 10/16/39 (a)	$2,387,718	$1,746,726
Series 2021-1A Class A, 2.95% 11/16/41 (a)	3,002,939	2,505,000
Series 2021-2A Class A, 2.798% 1/15/47 (a)	5,654,878	4,717,016
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	1,269,850	1,260,890
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 3.819% 7/22/32 (a)(b)(c)	10,230,000	10,000,163
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 1/15/32 (a)(b)(c)	10,545,000	10,359,271
AIMCO CLO Ltd. Series 2022-12A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.170% 3.6508% 1/17/32 (a)(b)(c)	5,000,000	4,902,615
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	9,667,000	9,295,336
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (a)	746,783	616,887
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 3.809% 4/22/31 (a)(b)(c)	8,959,000	8,798,087
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 3.1937% 2/25/35 (b)(c)	99,321	98,403
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (a)	4,317,937	3,656,723
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A, 3.49% 5/15/27	5,000,000	4,955,700
Carvana Auto Receivables Trust Series 2021-P2 Class A3, 0.49% 3/10/26	8,448,000	8,160,183
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (a)	3,861,076	3,430,682
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 3.8099% 10/20/32 (a)(b)(c)	2,685,000	2,636,871
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 3.612% 7/15/33 (a)(b)(c)	11,007,000	10,754,830
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 3.7393% 7/27/30 (a)(b)(c)	10,010,000	9,845,496
Chesapeake Funding II LLC Series 2019-1A Class A1, 2.94% 4/15/31 (a)	242,102	242,038
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/51 (a)	11,910,000	10,376,040
Dell Equipment Finance Trust:
Series 2020-2 Class A3, 0.57% 10/23/23 (a)	3,133,406	3,093,337
Series 2021-1 Class A3, 0.43% 5/22/26 (a)	3,966,000	3,858,586
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (a)	4,132,083	4,001,547
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 4/15/31 (a)(b)(c)	9,586,000	9,403,770
Enterprise Fleet Financing LLC:
Series 2020-1 Class A2, 1.78% 12/22/25 (a)	1,852,389	1,838,170
Series 2020-2 Class A2, 0.61% 7/20/26 (a)	4,831,549	4,708,552
Series 2021-1 Class A2, 0.44% 12/21/26 (a)	2,371,531	2,295,415
Series 2022-3 Class A2, 4.38% 7/20/29 (a)	1,280,000	1,279,578
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/33 (a)	14,774,000	13,400,154
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	12,656,000	12,229,252
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (a)	3,438,000	3,327,954
Series 2020-2 Class A, 0.69% 10/15/25 (a)	7,860,000	7,563,017
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	1,101,717	959,591
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	2,311,000	2,302,093
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 3.759% 1/22/31 (a)(b)(c)	8,045,000	7,904,583
Marlette Funding Trust:
Series 2021-2A Class A, 0.51% 9/15/31 (a)	1,212,159	1,201,817
Series 2021-3A Class A, 0.65% 12/15/31 (a)	2,001,000	1,971,711
Series 2022-1A Class A, 1.36% 4/15/32 (a)	4,240,220	4,154,228
Series 2022-2A Class A, 4.25% 8/15/32 (a)	6,453,260	6,412,231
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	417,069	410,491
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (a)	2,506,477	2,471,107
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 3.7403% 7/17/32 (a)(b)(c)	10,020,000	9,790,833
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (a)	9,803,000	9,162,383
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 3.784% 5/20/29 (a)(b)(c)	7,667,870	7,572,412
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.050% 3.3779% 4/15/30 (a)(b)(c)	8,817,411	8,677,540
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 3.6887% 1/25/36 (b)(c)	43,730	43,432
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (a)(b)	5,683,987	5,255,632
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	4,905,000	4,890,200
Santander Retail Auto Lease Trust Series 2020-B Class A3, 0.57% 4/22/24 (a)	8,691,000	8,509,856
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (a)	5,709,157	4,949,834
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	2,797,000	2,673,885
1.884% 7/15/50 (a)	1,204,000	1,084,952
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/46 (a)	12,050,446	10,304,764
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 3.572% 7/15/32 (a)(b)(c)	7,582,000	7,425,720
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 3.532% 1/15/34 (a)(b)(c)	9,700,000	9,533,936
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 3.9019% 11/18/30 (a)(b)(c)	10,490,000	10,318,740
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 3.442% 7/15/30 (a)(b)(c)	11,301,000	11,151,759
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.3037% 9/25/34 (b)(c)	1,824	1,830
Tesla Series 2020-A Class A3, 0.68% 12/20/23 (a)	2,232,156	2,208,669
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (a)	3,961,000	3,680,768
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8817% 4/6/42 (a)(b)(c)	304,000	226,649
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (a)	85,509	84,795
Series 2021-2 Class A, 0.91% 6/20/31 (a)	1,900,245	1,858,130
Series 2021-3 Class A, 0.83% 7/20/31 (a)	3,366,180	3,265,989
Series 2021-4 Class A, 0.84% 9/20/31 (a)	5,105,758	4,909,523
Series 2021-5 Class A, 1.31% 11/20/31 (a)	6,014,935	5,771,185
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (a)	1,599,934	1,537,926
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (a)	6,053,616	5,752,660
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (a)(b)	7,587,168	7,055,045
Verizon Master Trust Series 2021-1:
Class A, 0.5% 5/20/27	7,466,000	7,044,038
Class B, 0.69% 5/20/27	8,000,000	7,511,112
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 3.6903% 4/17/30 (a)(b)(c)	9,869,593	9,711,670
World Omni Automobile Lease Securitization Trust Series 2020-B Class A3, 0.45% 2/15/24	4,322,958	4,265,201
TOTAL ASSET-BACKED SECURITIES
(Cost $397,169,164)		379,377,209

Collateralized Mortgage Obligations - 3.9%
Private Sponsor - 3.1%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (a)(b)	3,402,360	3,159,850
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (a)	6,350,610	5,716,494
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (a)(b)	1,632,564	1,565,926
BRAVO Residential Funding Trust sequential payer Series 2020-RPL2 Class A1, 2% 5/25/59 (a)	4,114,891	3,736,593
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (a)	2,267,810	2,219,985
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (a)(b)	2,202,649	2,110,717
Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	1,767,045	1,728,610
Series 2021-HB6 Class A, 0.8983% 6/25/36 (a)	2,017,876	1,926,270
Series 2021-HB7 Class A, 1.1512% 10/27/31 (a)	2,547,631	2,485,926
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (a)	1,144,448	1,127,693
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	1,154,596	1,135,667
Csmc 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (a)	8,701,181	8,105,811
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (a)	1,101,700	993,533
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (a)(b)	5,804,636	5,673,135
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (a)	3,519,231	3,209,307
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (a)(b)	7,448,190	6,810,238
Mortgage Repurchase Agreement Financing Trust floater Series 2021-S1 Class A1, 1 month U.S. LIBOR + 0.500% 2.8886% 9/10/22 (a)(b)(c)	8,000,000	7,999,990
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	1,398,269	1,359,490
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (a)	2,646,285	2,466,971
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (a)	2,821,313	2,664,962
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (a)(b)	3,869,347	3,826,959
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (a)(b)	6,888,949	6,349,075
Series 2021-2 Class A1, 2.115% 3/25/26 (a)	5,540,656	5,223,560
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (a)	1,154,835	1,062,923
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (a)(b)	1,498,193	1,351,359
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (a)	4,539,902	4,342,781
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (a)	3,643,204	3,481,106
Series 2022-HB1 Class A, 4.272% 4/25/32 (a)	1,526,973	1,500,644
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.6276% 7/20/34 (b)(c)	561	514

TOTAL PRIVATE SPONSOR		93,336,089

U.S. Government Agency - 0.8%
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	1,821,428	1,727,296
Series 2019-33 Class N, 3% 3/25/48	6,637,586	6,431,429
Series 2015-28 Class JE, 3% 5/25/45	1,311,243	1,268,176
Series 2018-3 Class LP, 3% 2/25/47	4,832,883	4,691,062
Series 2019-59 Class AB, 2.5% 10/25/39	2,099,968	1,994,641
Freddie Mac:
planned amortization class Series 2019-4903 Class DA, 3% 10/25/48	3,146,423	3,054,765
sequential payer Series 4873 Class CA, 4% 7/15/47	2,113,770	2,103,342
Series 3949 Class MK, 4.5% 10/15/34	50,874	51,364
Series 4472 Class WL, 3% 5/15/45	597,295	577,741

TOTAL U.S. GOVERNMENT AGENCY		21,899,816

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $121,914,185)		115,235,905

Commercial Mortgage Securities - 8.1%
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 3.458% 1/15/39 (a)(b)(c)	2,178,000	2,125,231
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	1,767,000	1,646,043
BANK Series 2021-BN33 Class XA, 1.1727% 5/15/64 (b)(f)	20,604,133	1,296,725
Bank of America Commercial Mortgage Trust sequential payer Series 2015-UBS7 Class ASB, 3.429% 9/15/48	6,983,938	6,851,845
Benchmark Mortgage Trust:
sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	4,154,613	4,134,278
Series 2019-B14 Class XA, 0.9053% 12/15/62 (b)(f)	24,658,150	854,898
Series 2020-B17 Class XA, 1.5391% 3/15/53 (b)(f)	49,396,869	3,260,821
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 3.141% 9/15/26 (a)(b)(c)	5,047,000	4,798,104
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 4.2054% 4/15/37 (a)(b)(c)	7,152,000	7,044,708
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 3.0811% 10/15/36 (a)(b)(c)	4,501,000	4,336,557
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 3.0433% 5/15/38 (a)(b)(c)	4,000,000	3,862,401
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 3.3099% 2/15/39 (a)(b)(c)	5,150,979	4,979,737
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 3.242% 11/15/38 (a)(b)(c)	4,360,000	4,218,292
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 3.0269% 10/15/26 (a)(b)(c)	4,085,000	3,911,393
floater sequential payer:
Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 3.091% 1/15/34 (a)(b)(c)	2,100,000	2,036,999
Series 2021-SOAR Class A, 3.062% 6/15/38 (a)(b)	4,309,356	4,162,303
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.391% 4/15/34 (a)(b)(c)	614,000	599,387
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 3.311% 10/15/36 (a)(b)(c)	5,022,072	4,962,306
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (a)	6,779,508	6,160,812
Series 2021-1A Class A1, 1.53% 3/15/61 (a)	5,454,278	4,819,652
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 3.341% 11/15/36 (a)(b)(c)	1,313,000	1,286,741
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 3.511% 6/15/34 (a)(b)(c)	4,627,061	4,546,836
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC21 Class AAB, 3.477% 5/10/47	534,464	529,286
Series 2016-GC36 Class AAB, 3.368% 2/10/49	1,712,571	1,676,881
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7:
Class A4, 3.213% 3/10/46	2,666,224	2,645,000
Class AM, 3.314% 3/10/46 (a)	1,343,000	1,326,733
Series 2015-CR22 Class ASB, 3.144% 3/10/48	1,029,570	1,014,376
Series 2015-CR23 Class ASB, 3.257% 5/10/48	833,171	820,227
Series 2020-SBX Class A, 1.67% 1/10/38 (a)	8,241,000	7,418,275
Series 2013-CR13 Class AM, 4.449% 11/10/46	2,731,000	2,703,618
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 3.371% 5/15/36 (a)(b)(c)	5,000,000	4,943,076
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	2,151,477	2,000,781
Series 2018-SITE Class A, 4.284% 4/15/36 (a)	1,635,000	1,577,678
CSAIL Commercial Mortgage Trust sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	2,967,709	2,893,006
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 3.093% 11/15/38 (a)(b)(c)	6,073,000	5,857,197
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 3.472% 7/15/38 (a)(b)(c)	2,080,197	2,038,093
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 3.341% 10/15/36 (a)(b)(c)	2,682,000	2,552,507
sequential payer:
Series 2012-GCJ9 Class A3, 2.773% 11/10/45	1,278,391	1,276,870
Series 2013-GC10 Class A5, 2.943% 2/10/46	5,531,000	5,503,357
Series 2014-GC18 Class AAB, 3.648% 1/10/47	196,783	195,433
Series 2014-GC20 Class AAB, 3.655% 4/10/47	236,443	234,578
Series 2014-GC26 Class AAB, 3.365% 11/10/47	1,478,655	1,456,405
Series 2015-GC28 Class AAB, 3.206% 2/10/48	1,059,480	1,040,222
Series 2015-GC30 Class A4, 3.382% 5/10/50	3,541,000	3,434,046
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)(b)	4,626,268	4,609,785
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,022,000	4,012,609
Series 2013-GC13 Class A/S, 4.2082% 7/10/46 (a)(b)	9,739,000	9,629,952
Series 2013-GC16 Class A/S, 4.649% 11/10/46	1,900,000	1,883,773
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C17 Class ASB, 3.705% 1/15/47	254,905	253,354
Series 2014-C22 Class A4, 3.8012% 9/15/47	4,450,000	4,384,641
Series 2014-C25 Class ASB, 3.4074% 11/15/47	802,658	791,113
Series 2013-C17 Class A/S, 4.4584% 1/15/47	6,642,000	6,562,725
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016-JP4 Class A2, 2.9838% 12/15/49	388,303	387,753
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (a)	5,520,000	5,495,751
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 3.391% 9/15/29 (a)(b)(c)	2,132,634	2,102,843
Series 2013-C10 Class A5, 3.1425% 12/15/47	2,965,816	2,946,273
Series 2013-C16 Class A/S, 4.5169% 12/15/46	8,570,171	8,487,055
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (a)	2,708,000	2,673,663
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 3.091% 3/15/38 (a)(b)(c)	3,997,740	3,870,014
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 3.091% 7/15/38 (a)(b)(c)	2,266,000	2,189,412
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.2952% 8/15/46 (b)	1,443,000	1,431,495
Series 2014-C15 Class ASB, 3.654% 4/15/47	546,953	542,864
Series 2014-C19 Class ASB, 3.326% 12/15/47	4,984,753	4,917,418
Series 2016-C28 Class A3, 3.272% 1/15/49	1,470,759	1,403,454
Series 2014-C17 Class ASB, 3.477% 8/15/47	1,615,881	1,599,181
Series 2015-C22 Class ASB, 3.04% 4/15/48	539,364	530,028
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	3,837,000	3,594,024
Series 2021-L6 Class XA, 1.3474% 6/15/54 (b)(f)	7,116,114	485,348
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 2.875% 10/15/36 (a)(b)(c)	7,543,841	7,192,302
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 3.1218% 11/15/38 (a)(b)(c)	4,056,000	3,908,627
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.1904% 4/10/46 (a)(b)(c)	2,903,593	2,898,055
Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	2,974,216	2,970,554
Wells Fargo Commercial Mortgag Trust sequential payer Series 2015-NXS3 Class ASB, 3.371% 9/15/57	627,151	613,991
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-C27 Class ASB, 3.278% 2/15/48	1,493,859	1,467,989
Series 2015-LC22 Class ASB, 3.571% 9/15/58	3,811,084	3,759,026
Series 2017-RC1 Class ASB, 3.453% 1/15/60	3,392,408	3,327,386
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	408,251	407,274
Series 2013-C16 Class ASB, 3.963% 9/15/46	271,872	270,745
Series 2014-C22 Class ASB, 3.464% 9/15/57	2,229,596	2,206,870
Series 2013-C11 Class ASB, 2.63% 3/15/45	79,262	79,112
Series 2013-C12 Class A4, 3.198% 3/15/48	1,071,747	1,067,930
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $252,053,301)		239,988,103

Municipal Securities - 0.2%
California Gen. Oblig. Series 2019, 2.4% 10/1/25	4,420,000	4,248,561
Illinois Gen. Oblig. Series 2003, 4.95% 6/1/23	721,364	724,759
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,320,000	1,305,457
TOTAL MUNICIPAL SECURITIES
(Cost $6,487,772)		6,278,777

Foreign Government and Government Agency Obligations - 0.1%
United Mexican States 3.25% 4/16/30 (Cost $3,510,468)	$3,525,000	$3,141,216

Bank Notes - 0.4%
Citizens Bank NA 2.25% 4/28/25	4,046,000	3,833,614
First Citizens Bank & Trust Co. 2.969% 9/27/25 (b)	6,655,000	6,354,911
Truist Bank 1.5% 3/10/25	3,500,000	3,280,632
TOTAL BANK NOTES
(Cost $14,333,251)		13,469,157

Commercial Paper - 0.5%
Enel Finance America LLC yankee 0.4% 9/27/22	10,000,000	9,979,690
HSBC U.S.A., Inc. 0.33% 10/4/22	5,000,000	4,987,921
TOTAL COMMERCIAL PAPER
(Cost $14,995,599)		14,967,611
	Shares	Value

Fixed-Income Funds - 0.0%
Fidelity Specialized High Income Central Fund (g)
(Cost $44,486)	450	37,677

Money Market Funds - 0.1%
Fidelity Cash Central Fund 2.33% (h)
(Cost $3,289,901)	3,289,243	3,289,901
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $3,169,032,041)		2,967,981,842
NET OTHER ASSETS (LIABILITIES) - 0.4%		12,307,740
NET ASSETS - 100%		$2,980,289,582

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	350	Dec. 2022	$72,914,844	$(97,090)	$(97,090)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,459	Dec. 2022	161,686,836	(1,593,153)	(1,593,153)
TOTAL FUTURES CONTRACTS					$(1,690,243)

The notional amount of futures purchased as a percentage of Net Assets is 7.9%

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,093,132,389 or 36.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,977,266.

 (f) Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$36,111,829	$951,177,932	$983,999,860	$105,928	$--	$--	$3,289,901	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	--	28,624,896	28,624,896	2,959	--	--	--	0.0%
Fidelity Specialized High Income Central Fund	41,854	3,250	--	3,250	--	(7,427)	37,677	0.0%
Total	$36,153,683	$979,806,078	$1,012,624,756	$112,137	$--	$(7,427)	$3,327,578

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,802,923,342	$--	$1,802,923,342	$--
U.S. Government and Government Agency Obligations	383,868,358	--	383,868,358	--
U.S. Government Agency - Mortgage Securities	5,404,586	--	5,404,586	--
Asset-Backed Securities	379,377,209	--	379,377,209	--
Collateralized Mortgage Obligations	115,235,905	--	115,235,905	--
Commercial Mortgage Securities	239,988,103	--	239,988,103	--
Municipal Securities	6,278,777	--	6,278,777	--
Foreign Government and Government Agency Obligations	3,141,216	--	3,141,216	--
Bank Notes	13,469,157	--	13,469,157	--
Commercial Paper	14,967,611	--	14,967,611	--
Fixed-Income Funds	37,677	37,677	--	--
Money Market Funds	3,289,901	3,289,901	--	--
Total Investments in Securities:	$2,967,981,842	$3,327,578	$2,964,654,264	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,690,243)	$(1,690,243)	$--	$--
Total Liabilities	$(1,690,243)	$(1,690,243)	$--	$--
Total Derivative Instruments:	$(1,690,243)	$(1,690,243)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$0	$(1,690,243)
Total Interest Rate Risk	0	(1,690,243)
Total Value of Derivatives	$0	$(1,690,243)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,165,697,654)	$2,964,654,264
Fidelity Central Funds (cost $3,334,387)	3,327,578
Total Investment in Securities (cost $3,169,032,041)		$2,967,981,842
Receivable for investments sold		4,546,420
Receivable for fund shares sold		1,903,161
Interest receivable		14,829,793
Distributions receivable from Fidelity Central Funds		18,269
Receivable for daily variation margin on futures contracts		9,585
Receivable from investment adviser for expense reductions		6,020
Other receivables		65
Total assets		2,989,295,155
Liabilities
Payable for fund shares redeemed	$7,144,538
Distributions payable	560,604
Accrued management fee	749,748
Distribution and service plan fees payable	128,241
Other affiliated payables	422,442
Total liabilities		9,005,573
Net Assets		$2,980,289,582
Net Assets consist of:
Paid in capital		$3,207,850,815
Total accumulated earnings (loss)		(227,561,233)
Net Assets		$2,980,289,582
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($365,178,212 ÷ 33,510,038 shares)(a)		$10.90
Maximum offering price per share (100/97.25 of $10.90)		$11.21
Class M:
Net Asset Value and redemption price per share ($118,756,425 ÷ 10,891,058 shares)(a)		$10.90
Maximum offering price per share (100/97.25 of $10.90)		$11.21
Class C:
Net Asset Value and offering price per share ($31,079,866 ÷ 2,858,622 shares)(a)		$10.87
Fidelity Limited Term Bond Fund:
Net Asset Value, offering price and redemption price per share ($1,593,603,587 ÷ 145,859,723 shares)		$10.93
Class I:
Net Asset Value, offering price and redemption price per share ($656,342,129 ÷ 60,062,271 shares)		$10.93
Class Z:
Net Asset Value, offering price and redemption price per share ($215,329,363 ÷ 19,709,218 shares)		$10.93

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2022
Investment Income
Interest		$61,946,798
Income from Fidelity Central Funds (including $2,959 from security lending)		110,713
Total income		62,057,511
Expenses
Management fee	$10,435,204
Transfer agent fees	4,051,036
Distribution and service plan fees	1,733,649
Fund wide operations fee	1,843,835
Independent trustees' fees and expenses	11,986
Total expenses before reductions	18,075,710
Expense reductions	(105,362)
Total expenses after reductions		17,970,348
Net investment income (loss)		44,087,163
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(18,849,045)
Futures contracts	(8,777,556)
Capital gain distributions from Fidelity Central Funds	1,424
Total net realized gain (loss)		(27,625,177)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(253,678,240)
Fidelity Central Funds	(7,427)
Futures contracts	(1,706,452)
Total change in net unrealized appreciation (depreciation)		(255,392,119)
Net gain (loss)		(283,017,296)
Net increase (decrease) in net assets resulting from operations		$(238,930,133)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2022	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$44,087,163	$53,654,200
Net realized gain (loss)	(27,625,177)	13,156,170
Change in net unrealized appreciation (depreciation)	(255,392,119)	(42,273,685)
Net increase (decrease) in net assets resulting from operations	(238,930,133)	24,536,685
Distributions to shareholders	(51,016,977)	(71,258,972)
Share transactions - net increase (decrease)	(800,198,256)	464,475,261
Total increase (decrease) in net assets	(1,090,145,366)	417,752,974
Net Assets
Beginning of period	4,070,434,948	3,652,681,974
End of period	$2,980,289,582	$4,070,434,948

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Limited Term Bond Fund Class A

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.83	$11.97	$11.67	$11.28	$11.54
Income from Investment Operations
Net investment income (loss)A,B	.116	.132	.227	.252	.206
Net realized and unrealized gain (loss)	(.910)	(.085)	.299	.386	(.264)
Total from investment operations	(.794)	.047	.526	.638	(.058)
Distributions from net investment income	(.112)	(.129)	(.226)	(.248)	(.202)
Distributions from net realized gain	(.024)	(.058)	–	–	–
Total distributions	(.136)	(.187)	(.226)	(.248)	(.202)
Net asset value, end of period	$10.90	$11.83	$11.97	$11.67	$11.28
Total ReturnC,D	(6.75)%	.40%	4.56%	5.73%	(.50)%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.75%	.75%	.75%	.75%	.76%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.76%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.76%
Net investment income (loss)	1.02%	1.11%	1.94%	2.21%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$365,178	$445,468	$368,675	$277,002	$247,562
Portfolio turnover rateG	29%	81%	54%	29%	37%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class M

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.83	$11.97	$11.68	$11.28	$11.54
Income from Investment Operations
Net investment income (loss)A,B	.115	.132	.227	.251	.205
Net realized and unrealized gain (loss)	(.909)	(.085)	.288	.396	(.264)
Total from investment operations	(.794)	.047	.515	.647	(.059)
Distributions from net investment income	(.112)	(.129)	(.225)	(.247)	(.201)
Distributions from net realized gain	(.024)	(.058)	–	–	–
Total distributions	(.136)	(.187)	(.225)	(.247)	(.201)
Net asset value, end of period	$10.90	$11.83	$11.97	$11.68	$11.28
Total ReturnC,D	(6.75)%	.40%	4.47%	5.81%	(.51)%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.75%	.75%	.76%	.76%	.76%
Expenses net of fee waivers, if any	.75%	.75%	.76%	.76%	.76%
Expenses net of all reductions	.75%	.75%	.76%	.76%	.76%
Net investment income (loss)	1.01%	1.11%	1.93%	2.21%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$118,756	$161,105	$167,201	$167,670	$158,027
Portfolio turnover rateG	29%	81%	54%	29%	37%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class C

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.80	$11.94	$11.65	$11.25	$11.51
Income from Investment Operations
Net investment income (loss)A,B	.027	.039	.134	.162	.117
Net realized and unrealized gain (loss)	(.908)	(.084)	.289	.396	(.264)
Total from investment operations	(.881)	(.045)	.423	.558	(.147)
Distributions from net investment income	(.025)	(.037)	(.133)	(.158)	(.113)
Distributions from net realized gain	(.024)	(.058)	–	–	–
Total distributions	(.049)	(.095)	(.133)	(.158)	(.113)
Net asset value, end of period	$10.87	$11.80	$11.94	$11.65	$11.25
Total ReturnC,D	(7.49)%	(.38)%	3.66%	5.01%	(1.28)%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	1.53%	1.53%	1.54%	1.54%	1.53%
Expenses net of fee waivers, if any	1.53%	1.53%	1.54%	1.54%	1.53%
Expenses net of all reductions	1.53%	1.53%	1.54%	1.54%	1.53%
Net investment income (loss)	.24%	.33%	1.15%	1.42%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$31,080	$45,658	$54,337	$47,710	$63,105
Portfolio turnover rateG	29%	81%	54%	29%	37%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$12.00	$11.70	$11.31	$11.56
Income from Investment Operations
Net investment income (loss)A,B	.150	.168	.263	.287	.241
Net realized and unrealized gain (loss)	(.909)	(.085)	.299	.386	(.254)
Total from investment operations	(.759)	.083	.562	.673	(.013)
Distributions from net investment income	(.147)	(.165)	(.262)	(.283)	(.237)
Distributions from net realized gain	(.024)	(.058)	–	–	–
Total distributions	(.171)	(.223)	(.262)	(.283)	(.237)
Net asset value, end of period	$10.93	$11.86	$12.00	$11.70	$11.31
Total ReturnC,D	(6.45)%	.70%	4.87%	6.04%	(.10)%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.32%	1.41%	2.24%	2.52%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$1,593,604	$2,245,757	$2,078,737	$1,563,504	$1,333,186
Portfolio turnover rateG	29%	81%	54%	29%	37%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class I

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$12.00	$11.70	$11.31	$11.57
Income from Investment Operations
Net investment income (loss)A,B	.145	.162	.257	.282	.236
Net realized and unrealized gain (loss)	(.910)	(.084)	.299	.386	(.264)
Total from investment operations	(.765)	.078	.556	.668	(.028)
Distributions from net investment income	(.141)	(.160)	(.256)	(.278)	(.232)
Distributions from net realized gain	(.024)	(.058)	–	–	–
Total distributions	(.165)	(.218)	(.256)	(.278)	(.232)
Net asset value, end of period	$10.93	$11.86	$12.00	$11.70	$11.31
Total ReturnC	(6.49)%	.66%	4.82%	5.99%	(.24)%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.27%	1.36%	2.20%	2.47%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$656,342	$871,438	$765,760	$524,068	$522,002
Portfolio turnover rateF	29%	81%	54%	29%	37%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class Z

Years ended August 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$12.00	$11.70	$11.28
Income from Investment Operations
Net investment income (loss)B,C	.160	.179	.273	.273
Net realized and unrealized gain (loss)	(.909)	(.085)	.299	.415
Total from investment operations	(.749)	.094	.572	.688
Distributions from net investment income	(.157)	(.176)	(.272)	(.268)
Distributions from net realized gain	(.024)	(.058)	–	–
Total distributions	(.181)	(.234)	(.272)	(.268)
Net asset value, end of period	$10.93	$11.86	$12.00	$11.70
Total ReturnD,E	(6.36)%	.79%	4.97%	6.18%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.40%	.40%	.40%	.40%H
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%H
Expenses net of all reductions	.36%	.36%	.36%	.36%H
Net investment income (loss)	1.41%	1.50%	2.33%	2.62%H
Supplemental Data
Net assets, end of period (000 omitted)	$215,329	$301,008	$217,972	$64,672
Portfolio turnover rateI	29%	81%	54%	29%

 A For the period October 2, 2018 (commencement of sale of shares) through August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022

1. Organization.

Fidelity Advisor Limited Term Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Limited Term Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or ETFs, futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$796,110
Gross unrealized depreciation	(202,466,541)
Net unrealized appreciation (depreciation)	$(201,670,431)
Tax Cost	$3,169,652,273

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$827,017
Capital loss carryforward	$(26,717,819)
Net unrealized appreciation (depreciation) on securities and other investments	$(201,670,431)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(16,071,993)
Long-term	(10,645,826)
Total capital loss carryforward	$(26,717,819)

The tax character of distributions paid was as follows:

	August 31, 2022	August 31, 2021
Ordinary Income	$42,801,747	$ 59,617,516
Long-term Capital Gains	8,215,230	11,641,456
Total	$51,016,977	$ 71,258,972

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Limited Term Bond Fund	733,765,430	1,168,135,075

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,004,788	$117,692
Class M	-%	.25%	347,196	1,688
Class C	.75%	.25%	381,665	41,770
			$1,733,649	$161,150

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$27,431
Class M	2,153
Class C(a)	295
$29,879

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Limited Term Bond Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Limited Term Bond Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$601,642.15
Class M	212,117.15
Class C	67,860.18
Fidelity Limited Term Bond Fund	1,895,572.10
Class I	1,142,842.15
Class Z	131,003.05
	$4,051,036

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity Advisor Limited Term Bond Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Limited Term Bond Fund	$316	$–	$–

9. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2023. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$104,896

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $466.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2022	Year ended August 31, 2021
Fidelity Advisor Limited Term Bond Fund
Distributions to shareholders
Class A	$4,862,271	$6,530,371
Class M	1,691,983	2,634,563
Class C	169,292	456,115
Fidelity Limited Term Bond Fund	28,740,213	40,924,384
Class I	11,345,322	15,512,390
Class Z	4,207,896	5,201,149
Total	$51,016,977	$71,258,972

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2022	Year ended August 31, 2021	Year ended August 31, 2022	Year ended August 31, 2021
Fidelity Advisor Limited Term Bond Fund
Class A
Shares sold	20,799,385	30,813,556	$236,988,448	$365,998,551
Reinvestment of distributions	411,338	527,604	4,673,321	6,266,834
Shares redeemed	(25,369,687)	(24,481,940)	(288,968,935)	(290,553,923)
Net increase (decrease)	(4,158,964)	6,859,220	$(47,307,166)	$81,711,462
Class M
Shares sold	3,137,810	4,830,294	$35,881,317	$57,449,025
Reinvestment of distributions	138,833	203,025	1,579,114	2,413,688
Shares redeemed	(6,000,676)	(5,382,974)	(68,315,514)	(63,949,117)
Net increase (decrease)	(2,724,033)	(349,655)	$(30,855,083)	$(4,086,404)
Class C
Shares sold	664,269	1,636,852	$7,511,156	$19,432,603
Reinvestment of distributions	14,558	37,847	166,401	449,171
Shares redeemed	(1,689,931)	(2,356,258)	(19,094,317)	(27,889,024)
Net increase (decrease)	(1,011,104)	(681,559)	$(11,416,760)	$(8,007,250)
Fidelity Limited Term Bond Fund
Shares sold	19,307,948	96,822,514	$220,670,239	$1,153,158,372
Reinvestment of distributions	2,174,898	3,084,825	24,821,169	36,734,688
Shares redeemed	(65,039,984)	(83,769,625)	(741,677,275)	(996,829,196)
Net increase (decrease)	(43,557,138)	16,137,714	$(496,185,867)	$193,063,864
Class I
Shares sold	21,848,304	34,811,987	$249,055,401	$414,714,742
Reinvestment of distributions	914,162	1,195,176	10,418,013	14,235,110
Shares redeemed	(36,186,716)	(26,339,655)	(410,046,502)	(313,345,946)
Net increase (decrease)	(13,424,250)	9,667,508	$(150,573,088)	$115,603,906
Class Z
Shares sold	10,815,385	18,307,134	$122,909,944	$218,013,610
Reinvestment of distributions	249,958	288,700	2,847,181	3,436,830
Shares redeemed	(16,745,070)	(11,376,791)	(189,617,417)	(135,260,757)
Net increase (decrease)	(5,679,727)	7,219,043	$(63,860,292)	$86,189,683

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

14. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Limited Term Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Limited Term Bond Fund (one of the funds constituting Fidelity Advisor Series II, referred to hereafter as the “Fund”) as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statement of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 14, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trusteesoversees 297 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2016

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2016

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period-B March 1, 2022 to August 31, 2022
Fidelity Advisor Limited Term Bond Fund
Class A	.74%
Actual		$1,000.00	$961.60	$3.66
Hypothetical-C		$1,000.00	$1,021.48	$3.77
Class M	.75%
Actual		$1,000.00	$960.70	$3.71
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class C	1.52%
Actual		$1,000.00	$956.90	$7.50
Hypothetical-C		$1,000.00	$1,017.54	$7.73
Fidelity Limited Term Bond Fund	.45%
Actual		$1,000.00	$963.10	$2.23
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.49%
Actual		$1,000.00	$962.90	$2.42
Hypothetical-C		$1,000.00	$1,022.74	$2.50
Class Z	.36%
Actual		$1,000.00	$963.50	$1.78
Hypothetical-C		$1,000.00	$1,023.39	$1.84

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 6.67% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $38,981,799 of distributions paid in the calendar year 2021 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $47,929,575 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

LTB-ANN-1022
1.539398.125

Fidelity Advisor® Mortgage Securities Fund

Annual Report

August 31, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	(14.00)%	(1.11)%	0.34%
Class M (incl. 4.00% sales charge)	(14.06)%	(1.11)%	0.34%
Class C (incl. contingent deferred sales charge)	(12.09)%	(1.06)%	0.15%
Fidelity® Mortgage Securities Fund	(10.09)%	0.05%	1.10%
Class I	(10.17)%	0.03%	1.06%
Class Z	(10.03)%	0.14%	1.11%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mortgage Securities Fund - Class A on August 31, 2012, and the current 4.00% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. MBS Index performed over the same period.

12,500
12,000
11,500
11,000
10,500
10,000
9,500
$9,300
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022

Period Ending Values
$10,348	Fidelity Advisor® Mortgage Securities Fund - Class A
$11,104	Bloomberg U.S. MBS Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds notably declined for the 12 months ending August 31, 2022, as the U.S. Federal Reserve took aggressive action to stymie high inflation. The Bloomberg U.S. Aggregate Bond Index returned -11.52% for the period. In late 2021, bond yields rose when the Fed pivoted from an “easy” to a “tight” monetary stance. Its first step was to cease its purchases of bonds, part of a quantitative easing program to support the U.S. economy that began in 2008. In the first half of 2022, the Fed took more aggressive steps to thwart inflation. The central bank raised the federal funds target rate by 25 basis points (0.25%) in mid-March, 50 basis points in May and 75 basis points in June – its largest increase since 1994 – and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. It also began to allow up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Despite another rate hike of 75 basis points in July, the index rose 2.44% for the month, only to reverse course (-2.83%) in August, when the Fed dashed hopes that it would soon “pivot” to an easier policy stance. For the full 12 months, shorter-term securities outpaced longer-term bonds, and higher-quality issues held up better than lower-rated bonds. Within the index, corporate bonds posted a return of -14.61%, trailing the -10.80% result for U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds returned -10.43%, while U.S. Treasury Inflation-Protected Securities had a return of -5.98%.

Comments from Co-Portfolio Managers Franco Castagliuolo and Sean Corcoran:   For the fiscal year ending August 31, 2022, the fund’s share classes (excluding sales charges, if applicable) returned -11% to -10%, lagging, net of fees, the -9.73% result of the benchmark, the Bloomberg U.S. MBS Index. In managing the fund the past 12 months, we attempted to exploit market inefficiencies and identify attractively valued securities, in accordance with our longer-term strategy. The fund had more sensitivity to interest rates than the benchmark this period, as measured by its slightly longer duration. This positioning detracted from the fund’s performance versus the benchmark because interest rates rose. The fund’s overweight in 30-year MBS issued by Fannie Mae, Freddie Mac and Ginnie Mae also hurt our relative result, given that that they lagged the benchmark. Overweighting residential mortgage-backed securities and commercial mortgage-backed securities, which also trailed the benchmark, also hampered relative performance. In contrast, we underweighted MBS composed of 15- and 20-year mortgages, which contributed to our relative result because these securities underperformed the benchmark. Lastly, our periodic holdings in Treasury securities, futures contracts and swaps, which we held at various times throughout the period to manage the fund’s interest rate exposure to particular points on the interest rate curve, contributed to the fund’s relative result.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2022

% of fund's investments
Zero coupon bonds	0.0
0.01 - 0.99%	0.4
1 - 1.99%	3.5
2 - 2.99%	36.4
3 - 3.99%	21.5
4 - 4.99%	9.8
5 - 5.99%	2.2
6 - 6.99%	0.2
7 - 7.99%	0.1

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2022*,**
Mortgage Securities	101.2%
CMOs and Other Mortgage Related Securities	8.1%
U.S. Treasury Obligations	0.7%
Asset-Backed Securities	0.9%
Short-Term Investments and Net Other Assets (Liabilities)***	(10.9)%

 * Futures and Swaps - 1.9%

 ** Foreign investments - 0.1%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 0.7%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 0.7%
U.S. Treasury Bonds:
2% 11/15/41 (a)(b)(c)	$600	$466
3.25% 5/15/42 (a)(c)	2,080	1,990
U.S. Treasury Notes 2.75% 8/15/32 (c)(d)	4,835	4,664
		7,120
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,460)		7,120

U.S. Government Agency - Mortgage Securities - 115.8%
Fannie Mae - 32.3%
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (e)(f)	16	16
12 month U.S. LIBOR + 1.460% 1.854% 1/1/35 (e)(f)	15	15
12 month U.S. LIBOR + 1.530% 1.94% 3/1/36 (e)(f)	17	17
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (e)(f)	3	3
12 month U.S. LIBOR + 1.630% 2.884% 11/1/36 (e)(f)	5	5
12 month U.S. LIBOR + 1.640% 3.274% 5/1/36 (e)(f)	32	33
12 month U.S. LIBOR + 1.710% 3.926% 8/1/35 (e)(f)	44	45
12 month U.S. LIBOR + 1.730% 2.012% 3/1/40 (e)(f)	14	14
12 month U.S. LIBOR + 1.730% 3.441% 5/1/36 (e)(f)	5	6
12 month U.S. LIBOR + 1.750% 2.434% 7/1/35 (e)(f)	5	5
12 month U.S. LIBOR + 1.750% 2.579% 8/1/41 (e)(f)	16	17
12 month U.S. LIBOR + 1.800% 2.054% 1/1/42 (e)(f)	30	31
12 month U.S. LIBOR + 1.800% 2.498% 12/1/40 (e)(f)	417	426
12 month U.S. LIBOR + 1.810% 2.304% 2/1/42 (e)(f)	17	18
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (e)(f)	4	4
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (e)(f)	43	44
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.408% 10/1/33 (e)(f)	8	8
1.5% 11/1/40 to 11/1/51	9,749	8,236
2% 10/1/35 to 3/1/52 (g)	96,235	83,631
2.5% 5/1/31 to 3/1/52	109,457	99,571
3% 7/1/32 to 2/1/52 (a)(b)(c)	82,792	77,861
3.5% 7/1/34 to 1/1/52	27,192	26,314
4% 3/1/39 to 8/1/52	9,888	9,841
4.5% 5/1/25 to 7/1/52	13,657	13,867
5% 8/1/23 to 2/1/49	2,767	2,857
5.258% 8/1/41 (e)	234	241
6.5% 12/1/23 to 5/1/38	154	164
6.645% 2/1/39 (e)	114	119
7% to 7% 7/1/26 to 5/1/30	159	168
7.5% to 7.5% 8/1/25 to 9/1/32	181	198
8% 12/1/29 to 3/1/37	11	12
8.5% 3/1/23	0	0
9% 10/1/30	37	41
		323,828
Freddie Mac - 25.5%
12 month U.S. LIBOR + 1.500% 1.824% 3/1/36 (e)(f)	45	45
12 month U.S. LIBOR + 1.750% 2% 12/1/40 (e)(f)	173	175
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (e)(f)	51	52
12 month U.S. LIBOR + 1.900% 3.058% 10/1/42 (e)(f)	26	26
12 month U.S. LIBOR + 1.960% 3.711% 6/1/33 (e)(f)	102	103
12 month U.S. LIBOR + 2.040% 4.265% 7/1/36 (e)(f)	30	31
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (e)(f)	56	57
6 month U.S. LIBOR + 2.020% 3.414% 6/1/37 (e)(f)	133	138
6 month U.S. LIBOR + 2.680% 3.655% 10/1/35 (e)(f)	3	3
U.S. TREASURY 1 YEAR INDEX + 2.230% 3.356% 5/1/34 (e)(f)	2	2
1.5% 12/1/40 to 10/1/51	5,874	4,860
2% 4/1/41 to 4/1/52	81,430	70,592
2.5% 6/1/31 to 1/1/52	57,111	51,517
3% 4/1/32 to 3/1/52	32,764	30,901
3.5% 3/1/32 to 4/1/52 (c)	59,649	57,752
3.5% 8/1/47	35	34
4% 1/1/36 to 8/1/52	30,280	30,079
4% 4/1/48	9	9
4.5% 7/1/25 to 12/1/48	6,112	6,223
5% 7/1/33 to 7/1/41	874	904
6% 3/1/24 to 9/1/36	383	406
6.5% 1/1/24 to 9/1/39	348	373
7% 3/1/26 to 9/1/36	244	263
7.5% 1/1/27 to 7/1/34	386	419
		254,964
Ginnie Mae - 27.4%
3% 6/15/42 to 10/20/51	27,920	26,386
3.5% 9/20/40 to 6/20/50	48,092	46,670
4% 7/20/33 to 5/20/49	20,849	20,784
4.5% 8/15/33 to 9/20/46	5,904	6,014
5% 5/15/39 to 4/20/48	1,691	1,758
5.5% 12/15/38 to 9/15/39	156	165
6.5% 10/15/34 to 7/15/36	56	60
7% to 7% 2/15/24 to 4/20/32	189	201
7.5% to 7.5% 11/15/22 to 12/15/29	37	40
8% 11/15/22 to 10/15/25	12	13
8.5% 11/15/27 to 10/15/28	15	16
2% 9/1/52 (g)	19,750	17,449
2% 9/1/52 (g)	4,800	4,241
2% 9/1/52 (g)	4,800	4,241
2% 9/1/52 (g)	5,150	4,550
2% 9/1/52 (g)	5,150	4,550
2% 9/1/52 (g)	10,950	9,675
2% 9/1/52 (g)	6,100	5,389
2% 9/1/52 (g)	4,850	4,285
2% 9/1/52 (g)	3,850	3,402
2% 9/1/52 (g)	1,150	1,016
2% 10/1/52 (g)	20,000	17,666
2% 10/1/52 (g)	10,000	8,833
2% 10/1/52 (g)	7,000	6,183
2.5% 7/20/51 to 12/20/51	9,177	8,408
2.5% 9/1/52 (g)	9,850	8,981
2.5% 9/1/52 (g)	900	821
2.5% 9/1/52 (g)	11,000	10,030
2.5% 9/1/52 (g)	5,500	5,015
2.5% 9/1/52 (g)	5,550	5,060
2.5% 9/1/52 (g)	5,200	4,741
2.5% 9/1/52 (g)	5,925	5,402
2.5% 10/1/52 (g)	21,150	19,279
3% 9/1/52 (g)	1,550	1,455
3% 9/1/52 (g)	2,100	1,971
3% 9/1/52 (g)	1,050	985
3% 9/1/52 (g)	1,575	1,478
3% 9/1/52 (g)	1,600	1,502
3% 9/1/52 (g)	1,825	1,713
3% 10/1/52 (g)	2,600	2,438
3% 10/1/52 (g)	1,550	1,454
		274,320
Uniform Mortgage Backed Securities - 30.6%
1.5% 9/1/37 (g)	1,400	1,258
1.5% 9/1/37 (g)	2,900	2,605
1.5% 9/1/37 (g)	2,200	1,976
1.5% 10/1/37 (g)	2,100	1,887
1.5% 10/1/37 (g)	1,600	1,437
1.5% 9/1/52 (g)	16,450	13,478
1.5% 9/1/52 (g)	4,600	3,769
1.5% 9/1/52 (g)	1,700	1,393
1.5% 9/1/52 (g)	3,950	3,236
2% 9/1/37 (g)	11,250	10,366
2% 9/1/37 (g)	4,200	3,870
2% 9/1/37 (g)	5,000	4,607
2% 9/1/37 (g)	2,100	1,935
2% 9/1/37 (g)	2,050	1,889
2% 9/1/37 (g)	2,050	1,889
2% 9/1/37 (g)	2,200	2,027
2% 10/1/37 (g)	5,150	4,745
2% 10/1/37 (g)	2,600	2,395
2% 10/1/37 (g)	2,600	2,395
2% 9/1/52 (g)	11,100	9,552
2% 9/1/52 (g)	11,125	9,574
2% 9/1/52 (g)	16,100	13,855
2% 9/1/52 (g)	9,950	8,562
2% 9/1/52 (g)	9,850	8,476
2% 9/1/52 (g)	5,950	5,120
2% 9/1/52 (g)	3,500	3,012
2% 9/1/52 (g)	1,875	1,614
2% 9/1/52 (g)	4,800	4,131
2% 9/1/52 (g)	2,000	1,721
2% 9/1/52 (g)	1,500	1,291
2% 9/1/52 (g)	4,600	3,959
2% 9/1/52 (g)	1,800	1,549
2% 9/1/52 (g)	1,500	1,291
2% 9/1/52 (g)	6,200	5,335
2% 10/1/52 (g)	15,200	13,077
2% 10/1/52 (g)	11,900	10,238
2% 10/1/52 (g)	17,900	15,400
2.5% 9/1/52 (g)	11,350	10,137
2.5% 9/1/52 (g)	11,750	10,494
2.5% 9/1/52 (g)	4,900	4,376
2.5% 9/1/52 (g)	3,200	2,858
2.5% 9/1/52 (g)	3,000	2,679
2.5% 9/1/52 (g)	4,600	4,108
3% 9/1/37 (g)	1,500	1,452
3% 9/1/52 (g)	10,200	9,439
3% 9/1/52 (g)	2,750	2,545
3% 9/1/52 (g)	2,150	1,990
3% 9/1/52 (g)	1,100	1,018
3.5% 9/1/52 (g)	600	572
3.5% 9/1/52 (g)	600	572
4% 9/1/52 (g)	17,750	17,321
4% 9/1/52 (g)	5,650	5,514
4% 9/1/52 (g)	2,200	2,147
4.5% 9/1/52 (g)	10,450	10,386
4.5% 9/1/52 (g)	4,100	4,075
4.5% 9/1/52 (g)	4,100	4,075
4.5% 9/1/52 (g)	1,300	1,292
4.5% 9/1/52 (g)	1,350	1,342
4.5% 9/1/52 (g)	1,350	1,342
5% 9/1/52 (g)	13,200	13,320
5% 9/1/52 (g)	300	303
5.5% 9/1/52 (g)	2,300	2,352
5.5% 9/1/52 (g)	950	971
5.5% 9/1/52 (g)	950	971
5.5% 9/1/52 (g)	1,950	1,994
5.5% 9/1/52 (g)	1,350	1,381
		305,940
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,239,926)		1,159,052

Asset-Backed Securities - 0.9%
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (h)	$442	$439
American Express Credit Account Master Trust Series 2022-3 Class A, 3.75% 8/16/27	3,441	3,428
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.7937% 10/25/37 (e)(f)(h)	597	595
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (h)	826	799
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (h)	21	16
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (h)	173	170
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (h)	1,988	1,713
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.6794% 3/25/58 (e)(h)	898	865
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (h)	28	28
Series 2021-2 Class A, 0.91% 6/20/31 (h)	680	665
TOTAL ASSET-BACKED SECURITIES
(Cost $9,097)		8,718

Collateralized Mortgage Obligations - 3.4%
Private Sponsor - 1.6%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (h)	$607	$580
Series 2021-E Class A1, 1.74% 12/25/60 (h)	4,144	3,655
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (e)(h)	579	555
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (h)	585	572
Series 2021-HB6 Class A, 0.8983% 6/25/36 (h)	668	638
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (h)	361	356
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (e)(h)	205	201
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.819% 5/27/37 (e)(f)(h)	458	449
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (e)(f)(h)(i)	142	0
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (h)	307	277
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (h)	2,396	2,231
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (h)	800	746
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (h)	1,460	1,354
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (e)(h)	1,092	1,080
Preston Ridge Partners Mortgage Trust Series 2021-RPL1 Class A1, 1.319% 7/25/51 (h)	349	321
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (h)	1,024	979
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (h)	1,400	1,333
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 3.0837% 9/25/43 (e)(f)	700	668
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 4.0735% 9/25/33 (e)	72	70
		16,065
U.S. Government Agency - 1.8%
Fannie Mae:
floater Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 5.6563% 12/25/33 (e)(j)(k)	72	12
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	84	86
Series 1999-32 Class PL, 6% 7/25/29	97	100
Series 1999-33 Class PK, 6% 7/25/29	72	74
Series 2001-52 Class YZ, 6.5% 10/25/31	11	11
Series 2005-39 Class TE, 5% 5/25/35	162	167
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 11.1964% 8/25/35 (e)(k)	6	7
Series 2012-149:
Class DA, 1.75% 1/25/43	78	72
Class GA, 1.75% 6/25/42	84	78
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	93	96
Series 2001-31 Class ZC, 6.5% 7/25/31	40	41
Series 2002-16 Class ZD, 6.5% 4/25/32	18	19
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.1063% 11/25/32 (e)(j)(k)	28	2
Series 2012-67 Class AI, 4.5% 7/25/27 (j)	47	2
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.1963% 12/25/36 (e)(j)(k)	46	7
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 3.9963% 5/25/37 (e)(j)(k)	24	3
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 12.8877% 9/25/23 (e)(k)	1	1
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 5.6563% 3/25/33 (e)(j)(k)	17	2
Series 2005-79 Class ZC, 5.9% 9/25/35	145	152
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 25.9577% 6/25/37 (e)(k)	90	130
Series 2007-66 Class SB, 39.600% - 1 month U.S. LIBOR 24.9377% 7/25/37 (e)(k)	22	29
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 3.9063% 3/25/38 (e)(j)(k)	128	16
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.6063% 12/25/40 (e)(j)(k)	132	13
Class ZA, 4.5% 12/25/40	43	45
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	56	2
Series 2010-150 Class ZC, 4.75% 1/25/41	485	502
Series 2010-95 Class ZC, 5% 9/25/40	1,121	1,170
Series 2011-4 Class PZ, 5% 2/25/41	157	158
Series 2011-67 Class AI, 4% 7/25/26 (j)	16	0
Series 2011-83 Class DI, 6% 9/25/26 (j)	0	0
Series 2012-100 Class WI, 3% 9/25/27 (j)	248	13
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.2063% 12/25/30 (e)(j)(k)	39	1
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.1063% 6/25/41 (e)(j)(k)	26	0
Series 2013-133 Class IB, 3% 4/25/32 (j)	95	3
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.6063% 1/25/44 (e)(j)(k)	73	9
Series 2013-51 Class GI, 3% 10/25/32 (j)	99	7
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.2763% 6/25/35 (e)(j)(k)	141	14
Series 2015-42 Class IL, 6% 6/25/45 (j)	518	95
Series 2015-70 Class JC, 3% 10/25/45	654	632
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	304	57
Fannie Mae Stripped Mortgage-Backed Securities:
Series 348 Class 14, 6.5% 8/25/34 (e)(j)	39	8
Series 351:
Class 12, 5.5% 4/25/34 (e)(j)	24	4
Class 13, 6% 3/25/34 (j)	36	7
Series 359 Class 19, 6% 7/25/35 (e)(j)	21	4
Series 384 Class 6, 5% 7/25/37 (j)	68	12
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	106	110
Series 2104 Class PG, 6% 12/15/28	33	34
Series 2121 Class MG, 6% 2/15/29	43	45
Series 2154 Class PT, 6% 5/15/29	84	87
Series 2162 Class PH, 6% 6/15/29	11	11
Series 2520 Class BE, 6% 11/15/32	76	80
Series 2693 Class MD, 5.5% 10/15/33	1,082	1,086
Series 2802 Class OB, 6% 5/15/34	158	164
Series 3002 Class NE, 5% 7/15/35	100	103
Series 3189 Class PD, 6% 7/15/36	90	95
Series 3415 Class PC, 5% 12/15/37	33	34
Series 3806 Class UP, 4.5% 2/15/41	189	188
Series 3832 Class PE, 5% 3/15/41	416	425
Series 4135 Class AB, 1.75% 6/15/42	63	59
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	15	16
Series 2135 Class JE, 6% 3/15/29	55	57
Series 2274 Class ZM, 6.5% 1/15/31	32	34
Series 2281 Class ZB, 6% 3/15/30	21	22
Series 2357 Class ZB, 6.5% 9/15/31	68	71
Series 2502 Class ZC, 6% 9/15/32	62	65
Series 3871 Class KB, 5.5% 6/15/41	400	422
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.209% 2/15/36 (e)(j)(k)	32	4
Series 1658 Class GZ, 7% 1/15/24	20	20
Series 2013-4281 Class AI, 4% 12/15/28 (j)	88	2
Series 2017-4683 Class LM, 3% 5/15/47	616	595
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 5.809% 11/15/31 (e)(j)(k)	160	9
Series 2587 Class IM, 6.5% 3/15/33 (j)	34	6
Series 2933 Class ZM, 5.75% 2/15/35	341	362
Series 2935 Class ZK, 5.5% 2/15/35	380	398
Series 2947 Class XZ, 6% 3/15/35	184	193
Series 2996 Class ZD, 5.5% 6/15/35	234	244
Series 3237 Class C, 5.5% 11/15/36	316	325
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.269% 11/15/36 (e)(j)(k)	115	15
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.359% 3/15/37 (e)(j)(k)	161	25
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.369% 4/15/37 (e)(j)(k)	230	32
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.189% 6/15/37 (e)(j)(k)	94	12
Series 3949 Class MK, 4.5% 10/15/34	71	72
Series 4055 Class BI, 3.5% 5/15/31 (j)	101	4
Series 4149 Class IO, 3% 1/15/33 (j)	52	5
Series 4314 Class AI, 5% 3/15/34 (j)	36	1
Series 4427 Class LI, 3.5% 2/15/34 (j)	270	21
Series 4471 Class PA 4% 12/15/40	403	400
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	40	42
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	807	810
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	225	221
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.3031% 6/16/37 (e)(j)(k)	53	7
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.6297% 7/20/60 (e)(f)(l)	129	128
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.0976% 9/20/60 (e)(f)(l)	162	160
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.0976% 8/20/60 (e)(f)(l)	134	133
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.2976% 4/20/61 (e)(f)(l)	48	48
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.4476% 5/20/61 (e)(f)(l)	4	4
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 2.7681% 1/20/49 (e)(f)	200	201
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 2.8681% 10/20/49 (e)(f)	308	309
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 2.8181% 2/20/49 (e)(f)	631	635
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.2637% 12/20/40 (e)(k)	439	400
Series 2011-136 Class WI, 4.5% 5/20/40 (j)	22	2
Series 2016-69 Class WA, 3% 2/20/46	253	242
Series 2017-134 Class BA, 2.5% 11/20/46	96	91
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	158	159
Series 2010-160 Class DY, 4% 12/20/40	816	798
Series 2010-170 Class B, 4% 12/20/40	182	178
Series 2017-139 Class BA, 3% 9/20/47	1,010	966
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.1131% 5/16/34 (e)(j)(k)	99	10
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 4.8131% 8/17/34 (e)(j)(k)	33	5
Series 2011-52 Class HI, 7% 4/16/41 (j)	395	66
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.3131% 6/16/42 (e)(j)(k)	180	21
Series 2013-149 Class MA, 2.5% 5/20/40	700	679
Series 2015-H13 Class HA, 2.5% 8/20/64 (l)	11	10
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 3.2% 8/20/66 (e)(f)(l)	1,787	1,775
		17,916
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $35,996)		33,981

Commercial Mortgage Securities - 4.7%
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (h)	525	489
Series 2019-BPR Class BNM, 3.465% 11/5/32 (h)	118	106
BANK:
sequential payer Series 2021-BN35 Class A5, 2.285% 6/15/64	700	592
Series 2020-BN25 Class XB, 0.5325% 1/15/63 (e)(j)	14,100	370
Series 2021-BN33 Class XA, 1.1727% 5/15/64 (e)(j)	7,323	461
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.9053% 12/15/62 (e)(j)	26,129	906
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 4.441% 11/15/28 (e)(f)(h)	550	544
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 3.141% 9/15/26 (e)(f)(h)	1,525	1,450
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 4.2054% 4/15/37 (e)(f)(h)	2,106	2,074
BX Trust floater, sequential payer Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 3.311% 10/15/36 (e)(f)(h)	715	707
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 3.341% 11/15/36 (e)(f)(h)	390	382
Class B, 1 month U.S. LIBOR + 1.250% 3.641% 11/15/36 (e)(f)(h)	500	489
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 3.511% 6/15/34 (e)(f)(h)	1,298	1,276
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 1.0285% 9/10/58 (e)(j)	16,099	346
Series 2016-P6 Class XA, 0.703% 12/10/49 (e)(j)	12,738	247
Series 2019-GC41 Class XA, 1.1824% 8/10/56 (e)(j)	2,957	148
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class AM, 3.314% 3/10/46 (h)	304	300
Series 2014-CR20 Class XA, 1.1301% 11/10/47 (e)(j)	3,641	56
Series 2014-LC17 Class XA, 0.8174% 10/10/47 (e)(j)	10,815	119
Series 2014-UBS6 Class XA, 0.9997% 12/10/47 (e)(j)	9,196	137
Credit Suisse Mortgage Trust Series 2018-SITE Class A, 4.284% 4/15/36 (h)	672	648
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 3.472% 7/15/38 (e)(f)(h)	921	903
Freddie Mac:
sequential payer:
Series 2022-K144 Class A2, 2.45% 4/25/32	2,700	2,412
Series 2022-K145 Class A2, 2.58% 6/25/55	1,300	1,174
Series 2022-K146 Class A2, 2.92% 6/25/32	2,300	2,139
Series 2022-K150 Class A2, 3.71% 11/25/32	1,800	1,781
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 4.091% 9/15/31 (e)(f)(h)	5,068	5,089
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 3.49% 10/15/31 (e)(f)(h)	562	557
Series 2014-GC20 Class XA, 1.1797% 4/10/47 (e)(j)	3,054	36
Series 2015-GC34 Class XA, 1.3729% 10/10/48 (e)(j)	7,990	238
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 4.7386% 8/15/37 (e)(f)(h)	1,014	1,008
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14 Class A/S, 4.4093% 8/15/46	700	697
Series 2014-C19 Class XA, 0.7866% 4/15/47 (e)(j)	2,665	23
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (h)	899	888
Class XAFX, 1.2948% 7/5/33 (e)(h)(j)	7,720	51
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 3.091% 3/15/38 (e)(f)(h)	1,418	1,373
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 3.091% 7/15/38 (e)(f)(h)	673	650
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 3.192% 4/15/38 (e)(f)(h)	7,000	6,798
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.1955% 10/15/48 (e)(j)	9,324	213
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 3.241% 8/15/33 (e)(f)(h)	1,830	1,811
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (h)	1,140	1,068
Series 2019-MEAD Class B, 3.283% 11/10/36 (e)(h)	165	152
Series 2021-L6 Class XA, 1.3474% 6/15/54 (e)(j)	2,194	150
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 3.1218% 11/15/38 (e)(f)(h)	1,138	1,097
Class B, 1 month U.S. LIBOR + 1.070% 3.4708% 11/15/38 (e)(f)(h)	652	623
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1575% 12/15/50 (e)(j)	12,700	472
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.1904% 4/10/46 (e)(f)(h)	982	980
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 3.591% 5/15/31 (e)(f)(h)	925	882
sequential payer Series 2016-LC24 Class A3, 2.684% 10/15/49	808	758
Series 2015-C31 Class XA, 1.1096% 11/15/48 (e)(j)	7,984	193
Series 2017-C42 Class XA, 1.0144% 12/15/50 (e)(j)	15,281	561
Series 2018-C46 Class XA, 1.1007% 8/15/51 (e)(j)	9,782	311
WF-RBS Commercial Mortgage Trust:
Series 2014-C24 Class XA, 0.9882% 11/15/47 (e)(j)	5,938	85
Series 2014-LC14 Class XA, 1.4192% 3/15/47 (e)(j)	5,499	68
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $48,882)		47,088
	Shares	Value (000s)

Money Market Funds - 23.4%
Fidelity Cash Central Fund 2.33% (m)	230,206,365	$230,252
Fidelity Securities Lending Cash Central Fund 2.34% (m)(n)	3,839,826	3,840
TOTAL MONEY MARKET FUNDS
(Cost $234,092)		234,092
TOTAL INVESTMENT IN SECURITIES - 148.9%
(Cost $1,575,453)		1,490,051
NET OTHER ASSETS (LIABILITIES) - (48.9)%		(489,059)
NET ASSETS - 100%		$1,000,992

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
2% 9/1/52	$(2,000)	$(1,767)
2% 9/1/52	(2,000)	(1,767)
2% 9/1/52	(6,000)	(5,301)
2% 9/1/52	(2,400)	(2,120)
2% 9/1/52	(20,000)	(17,670)
2% 9/1/52	(10,000)	(8,835)
2% 9/1/52	(7,000)	(6,185)
2.5% 9/1/52	(21,150)	(19,284)
3% 9/1/52	(2,600)	(2,440)
3% 9/1/52	(1,550)	(1,455)
4% 9/1/52	(2,200)	(2,168)

TOTAL GINNIE MAE		(68,992)

Uniform Mortgage Backed Securities
1.5% 9/1/37	(2,100)	(1,886)
1.5% 9/1/37	(1,600)	(1,437)
2% 9/1/37	(5,150)	(4,745)
2% 9/1/37	(2,600)	(2,396)
2% 9/1/37	(2,600)	(2,396)
2% 9/1/52	(3,100)	(2,668)
2% 9/1/52	(1,400)	(1,205)
2% 9/1/52	(1,350)	(1,162)
2% 9/1/52	(1,550)	(1,334)
2% 9/1/52	(2,000)	(1,721)
2% 9/1/52	(3,750)	(3,227)
2% 9/1/52	(3,600)	(3,098)
2% 9/1/52	(1,500)	(1,291)
2% 9/1/52	(800)	(688)
2% 9/1/52	(2,300)	(1,979)
2% 9/1/52	(15,200)	(13,080)
2% 9/1/52	(11,900)	(10,241)
2% 9/1/52	(17,900)	(15,404)
2.5% 9/1/52	(650)	(581)
3% 9/1/37	(1,500)	(1,452)
3% 9/1/52	(2,700)	(2,499)
3% 9/1/52	(4,800)	(4,442)
3% 9/1/52	(2,100)	(1,943)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(80,875)

TOTAL TBA SALE COMMITMENTS
(Proceeds $152,182)		$(149,867)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	183	Dec. 2022	$38,124	$(129)	$(129)
TOTAL PURCHASED					(129)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	87	Dec. 2022	10,171	164	164
CBOT 5-Year U.S. Treasury Note Contracts (United States)	186	Dec. 2022	20,613	235	235
CBOT Long Term U.S. Treasury Bond Contracts (United States)	208	Dec. 2022	28,256	801	801
TOTAL SOLD					1,200
TOTAL FUTURES CONTRACTS					$1,071

The notional amount of futures purchased as a percentage of Net Assets is 3.8%

The notional amount of futures sold as a percentage of Net Assets is 5.9%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $106,523,000.

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid)(000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$12,180	$77	$0	$77
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	540	6	3	9
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,230	39	14	53
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,500	18	1	19
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	680	8	(2)	6
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	630	8	(2)	6
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	930	11	(3)	8
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	4,000	47	(43)	4
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,620	19	(16)	3
CMBX N.A. AAA Index Series 13	Dec. 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	400	5	(1)	4
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	1,220	15	(2)	13
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	800	9	(3)	6
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,470	18	8	26
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,330	16	(7)	9
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	760	9	(13)	(4)

TOTAL CREDIT DEFAULT SWAPS						$305	$(66)	$239

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (3)	Annual	LCH	Sep. 2024	$5,260	$(26)	$0	$(26)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (3)	Annual	LCH	Sep. 2027	10,538	(110)	0	(110)
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (3)	Annual	LCH	Sep. 2052	706	(5)	0	(5)

TOTAL INTEREST RATE SWAPS							$(141)	$0	$(141)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,341,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $481,000.

 (c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $5,359,000.

 (d) Security or a portion of the security is on loan at period end.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,012,000 or 5.3% of net assets.

 (i) Level 3 security

 (j) Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (n) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$325,834	$462,571	$558,153	$1,159	$--	$--	$230,252	0.5%
Fidelity Securities Lending Cash Central Fund 2.34%	--	74,735	70,895	3	--	--	3,840	0.0%
Total	$325,834	$537,306	$629,048	$1,162	$--	$--	$234,092

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$7,120	$--	$7,120	$--
U.S. Government Agency - Mortgage Securities	1,159,052	--	1,159,052	--
Asset-Backed Securities	8,718	--	8,718	--
Collateralized Mortgage Obligations	33,981	--	33,981	--
Commercial Mortgage Securities	47,088	--	47,088	--
Money Market Funds	234,092	234,092	--	--
Total Investments in Securities:	$1,490,051	$234,092	$1,255,959	$--
Derivative Instruments:
Assets
Futures Contracts	$1,200	$1,200	$--	$--
Swaps	305	--	305	--
Total Assets	$1,505	$1,200	$305	$--
Liabilities
Futures Contracts	$(129)	$(129)	$--	$--
Swaps	(141)	--	(141)	--
Total Liabilities	$(270)	$(129)	$(141)	$--
Total Derivative Instruments:	$1,235	$1,071	$164	$--
Other Financial Instruments:
TBA Sale Commitments	$(149,867)	$--	$(149,867)	$--
Total Other Financial Instruments:	$(149,867)	$--	$(149,867)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Credit Risk
Swaps(a)	$305	$0
Total Credit Risk	305	0
Interest Rate Risk
Futures Contracts(b)	1,200	(129)
Swaps(c)	0	(141)
Total Interest Rate Risk	1,200	(270)
Total Value of Derivatives	$1,505	$(270)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2022
Assets
Investment in securities, at value (including securities loaned of $3,753) — See accompanying schedule: Unaffiliated issuers (cost $1,341,361)	$1,255,959
Fidelity Central Funds (cost $234,092)	234,092
Total Investment in Securities (cost $1,575,453)		$1,490,051
Receivable for investments sold		81
Receivable for TBA sale commitments		152,182
Receivable for fund shares sold		1,482
Interest receivable		2,131
Distributions receivable from Fidelity Central Funds		428
Receivable for daily variation margin on futures contracts		113
Bi-lateral OTC swaps, at value		305
Receivable from investment adviser for expense reductions		2
Total assets		1,646,775
Liabilities
Payable for investments purchased
Regular delivery	$1,957
Delayed delivery	487,107
TBA sale commitments, at value	149,867
Payable for swaps	18
Payable for fund shares redeemed	2,330
Distributions payable	250
Accrued management fee	250
Distribution and service plan fees payable	10
Payable for daily variation margin on centrally cleared OTC swaps	24
Other affiliated payables	130
Collateral on securities loaned	3,840
Total liabilities		645,783
Net Assets		$1,000,992
Net Assets consist of:
Paid in capital		$1,116,243
Total accumulated earnings (loss)		(115,251)
Net Assets		$1,000,992
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($27,180 ÷ 2,672 shares)(a)		$10.17
Maximum offering price per share (100/96.00 of $10.17)		$10.59
Class M:
Net Asset Value and redemption price per share ($10,066 ÷ 987 shares)(a),(b)		$10.19
Maximum offering price per share (100/96.00 of $10.19)		$10.61
Class C:
Net Asset Value and offering price per share ($2,678 ÷ 266 shares)(a),(b)		$10.08
Fidelity Mortgage Securities Fund:
Net Asset Value, offering price and redemption price per share ($836,806 ÷ 81,902 shares)		$10.22
Class I:
Net Asset Value, offering price and redemption price per share ($38,256÷ 3,759 shares)		$10.18
Class Z:
Net Asset Value, offering price and redemption price per share ($86,006 ÷ 8,440 shares)		$10.19

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 (b) Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2022
Investment Income
Interest		$14,962
Income from Fidelity Central Funds (including $3 from security lending)		1,162
Total income		16,124
Expenses
Management fee	$3,091
Transfer agent fees	1,062
Distribution and service plan fees	134
Fund wide operations fee	546
Independent trustees' fees and expenses	3
Total expenses before reductions	4,836
Expense reductions	(35)
Total expenses after reductions		4,801
Net investment income (loss)		11,323
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(30,601)
Futures contracts	6,379
Swaps	(1,206)
Total net realized gain (loss)		(25,428)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(98,506)
Futures contracts	1,112
Swaps	141
TBA sale commitments	2,775
Total change in net unrealized appreciation (depreciation)		(94,478)
Net gain (loss)		(119,906)
Net increase (decrease) in net assets resulting from operations		$(108,583)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2022	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,323	$3,905
Net realized gain (loss)	(25,428)	7,683
Change in net unrealized appreciation (depreciation)	(94,478)	(11,478)
Net increase (decrease) in net assets resulting from operations	(108,583)	110
Distributions to shareholders	(15,796)	(15,752)
Share transactions - net increase (decrease)	(103,817)	303,327
Total increase (decrease) in net assets	(228,196)	287,685
Net Assets
Beginning of period	1,229,188	941,503
End of period	$1,000,992	$1,229,188

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Mortgage Securities Fund Class A

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.49	$11.66	$11.37	$10.89	$11.30
Income from Investment Operations
Net investment income (loss)A,B	.083	(.002)	.174	.257	.226
Net realized and unrealized gain (loss)	(1.272)	(.029)	.330	.465	(.353)
Total from investment operations	(1.189)	(.031)	.504	.722	(.127)
Distributions from net investment income	(.094)	(.028)C	(.214)	(.242)	(.283)
Distributions from net realized gain	(.037)	(.111)C	–	–	–
Total distributions	(.131)	(.139)	(.214)	(.242)	(.283)
Net asset value, end of period	$10.17	$11.49	$11.66	$11.37	$10.89
Total ReturnD,E	(10.42)%	(.27)%	4.49%	6.73%	(1.13)%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.79%	.78%	.79%	.80%	.79%
Expenses net of fee waivers, if any	.79%	.78%	.79%	.80%	.79%
Expenses net of all reductions	.79%	.78%	.79%	.80%	.79%
Net investment income (loss)	.76%	(.01)%	1.51%	2.33%	2.05%
Supplemental Data
Net assets, end of period (in millions)	$27	$33	$29	$29	$27
Portfolio turnover rateH	662%	1,032%	741%I	680%I	363%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class M

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.52	$11.68	$11.40	$10.91	$11.32
Income from Investment Operations
Net investment income (loss)A,B	.082	(.003)	.173	.257	.226
Net realized and unrealized gain (loss)	(1.281)	(.018)	.321	.475	(.354)
Total from investment operations	(1.199)	(.021)	.494	.732	(.128)
Distributions from net investment income	(.094)	(.028)C	(.214)	(.242)	(.282)
Distributions from net realized gain	(.037)	(.111)C	–	–	–
Total distributions	(.131)	(.139)	(.214)	(.242)	(.282)
Net asset value, end of period	$10.19	$11.52	$11.68	$11.40	$10.91
Total ReturnD,E	(10.48)%	(.18)%	4.38%	6.80%	(1.13)%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.79%	.79%	.80%	.81%	.80%
Expenses net of fee waivers, if any	.79%	.79%	.80%	.81%	.80%
Expenses net of all reductions	.79%	.79%	.80%	.81%	.80%
Net investment income (loss)	.76%	(.02)%	1.51%	2.33%	2.04%
Supplemental Data
Net assets, end of period (in millions)	$10	$12	$14	$15	$15
Portfolio turnover rateH	662%	1,032%	741%I	680%I	363%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class C

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.42	$11.64	$11.36	$10.87	$11.28
Income from Investment Operations
Net investment income (loss)A,B	(.005)	(.092)	.084	.177	.144
Net realized and unrealized gain (loss)	(1.270)	(.018)	.320	.473	(.353)
Total from investment operations	(1.275)	(.110)	.404	.650	(.209)
Distributions from net investment income	(.028)	(.007)C	(.124)	(.160)	(.201)
Distributions from net realized gain	(.037)	(.103)C	–	–	–
Total distributions	(.065)	(.110)	(.124)	(.160)	(.201)
Net asset value, end of period	$10.08	$11.42	$11.64	$11.36	$10.87
Total ReturnD,E	(11.21)%	(.95)%	3.59%	6.04%	(1.86)%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.60%	1.56%	1.58%	1.54%	1.54%
Expenses net of fee waivers, if any	1.60%	1.56%	1.58%	1.54%	1.54%
Expenses net of all reductions	1.60%	1.56%	1.58%	1.54%	1.54%
Net investment income (loss)	(.05)%	(.80)%	.73%	1.61%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$3	$4	$6	$5	$9
Portfolio turnover rateH	662%	1,032%	741%I	680%I	363%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.54	$11.69	$11.40	$10.91	$11.33
Income from Investment Operations
Net investment income (loss)A,B	.120	.037	.214	.298	.264
Net realized and unrealized gain (loss)	(1.275)	(.025)	.331	.474	(.363)
Total from investment operations	(1.155)	.012	.545	.772	(.099)
Distributions from net investment income	(.128)	(.042)C	(.255)	(.282)	(.321)
Distributions from net realized gain	(.037)	(.120)C	–	–	–
Total distributions	(.165)	(.162)	(.255)	(.282)	(.321)
Net asset value, end of period	$10.22	$11.54	$11.69	$11.40	$10.91
Total ReturnD	(10.09)%	.10%	4.84%	7.19%	(.87)%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.10%	.32%	1.86%	2.69%	2.39%
Supplemental Data
Net assets, end of period (in millions)	$837	$1,003	$819	$696	$894
Portfolio turnover rateG	662%	1,032%	741%H	680%H	363%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class I

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.50	$11.64	$11.36	$10.87	$11.28
Income from Investment Operations
Net investment income (loss)A,B	.113	.030	.211	.292	.259
Net realized and unrealized gain (loss)	(1.274)	(.012)	.319	.475	(.353)
Total from investment operations	(1.161)	.018	.530	.767	(.094)
Distributions from net investment income	(.122)	(.040)C	(.250)	(.277)	(.316)
Distributions from net realized gain	(.037)	(.118)C	–	–	–
Total distributions	(.159)	(.158)	(.250)	(.277)	(.316)
Net asset value, end of period	$10.18	$11.50	$11.64	$11.36	$10.87
Total ReturnD	(10.17)%	.16%	4.72%	7.17%	(.83)%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.51%	.51%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.51%	.51%	.49%	.49%	.49%
Expenses net of all reductions	.51%	.51%	.48%	.49%	.49%
Net investment income (loss)	1.04%	.26%	1.82%	2.65%	2.35%
Supplemental Data
Net assets, end of period (in millions)	$38	$51	$23	$47	$56
Portfolio turnover rateG	662%	1,032%	741%H	680%H	363%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class Z

Years ended August 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.51	$11.65	$11.37	$10.80
Income from Investment Operations
Net investment income (loss)B,C	.130	.047	.225	.245
Net realized and unrealized gain (loss)	(1.275)	(.018)	.319	.589
Total from investment operations	(1.145)	.029	.544	.834
Distributions from net investment income	(.138)	(.046)D	(.264)	(.264)
Distributions from net realized gain	(.037)	(.123)D	–	–
Total distributions	(.175)	(.169)	(.264)	(.264)
Net asset value, end of period	$10.19	$11.51	$11.65	$11.37
Total ReturnE,F	(10.03)%	.25%	4.85%	7.82%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.40%	.40%	.40%	.39%I
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%I
Expenses net of all reductions	.36%	.36%	.36%	.36%I
Net investment income (loss)	1.19%	.41%	1.95%	2.76%I
Supplemental Data
Net assets, end of period (in millions)	$86	$127	$52	$105
Portfolio turnover rateJ	662%	1,032%	741%K	680%K

 A For the period October 2, 2018 (commencement of sale of shares) through August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Mortgage Securities Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, swaps, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,477
Gross unrealized depreciation	(93,272)
Net unrealized appreciation (depreciation)	$(90,795)
Tax Cost	$1,583,306

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(24,323)
Net unrealized appreciation (depreciation) on securities and other investments	$(90,795)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(24,323)
Long-term	-
Total capital loss carryforward	$(24,323)

The tax character of distributions paid was as follows:

	August 31, 2022	August 31, 2021
Ordinary Income	$12,402	$ 14,789
Long-term Capital Gains	3,394	963
Total	$15,796	$ 15,752

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Advisor Mortgage Securities Fund
Credit Risk
Swaps	$(201)	$500
Total Credit Risk	$(201)	$500
Interest Rate Risk
Futures Contracts	$6,379	$1,112
Swaps	(1,005)	(359)
Total Interest Rate Risk	5,374	753
Totals	$5,173	$1,253

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Mortgage Securities Fund	5,004,971	5,110,750

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$75	$4
Class M	-%	.25%	28	–(a)
Class C	.75%	.25%	31	4
			$134	$8

 (a) In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2
Class M	–(a)
Class C(b)	–(a)
$2

 (a) In the amount of less than five hundred dollars.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Mortgage Securities Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$57.19
Class M	21.19
Class C	8.25
Fidelity Mortgage Securities Fund	872.10
Class I	62.16
Class Z	42.05
	$1,062

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity Advisor Mortgage Securities Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Mortgage Securities Fund	$–(a)	$–	$–

 (a) In the amount of less than five hundred dollars.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2023. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$35

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by less than five hundred dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2022	Year ended August 31, 2021
Fidelity Advisor Mortgage Securities Fund
Distributions to shareholders
Class A	$363	$366
Class M	133	161
Class C	20	55
Fidelity Mortgage Securities Fund	13,387	13,747
Class I	570	377
Class Z	1,323	1,046
Total	$15,796	$15,752

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2022	Year ended August 31, 2021	Year ended August 31, 2022	Year ended August 31, 2021
Fidelity Advisor Mortgage Securities Fund
Class A
Shares sold	222	963	$2,386	$11,109
Reinvestment of distributions	31	29	339	338
Shares redeemed	(490)	(538)	(5,331)	(6,186)
Net increase (decrease)	(237)	454	$(2,606)	$5,261
Class M
Shares sold	48	88	$534	$1,015
Reinvestment of distributions	12	14	131	159
Shares redeemed	(121)	(222)	(1,327)	(2,554)
Net increase (decrease)	(61)	(120)	$(662)	$(1,380)
Class C
Shares sold	51	84	$543	$975
Reinvestment of distributions	2	5	20	55
Shares redeemed	(111)	(241)	(1,195)	(2,758)
Net increase (decrease)	(58)	(152)	$(632)	$(1,728)
Fidelity Mortgage Securities Fund
Shares sold	48,456	64,612	$520,157	$747,737
Reinvestment of distributions	1,053	1,079	11,485	12,489
Shares redeemed	(54,483)	(48,934)	(592,911)	(563,473)
Net increase (decrease)	(4,974)	16,757	$(61,269)	$196,753
Class I
Shares sold	2,273	3,689	$24,549	$42,411
Reinvestment of distributions	50	30	542	349
Shares redeemed	(2,974)	(1,250)	(32,907)	(14,383)
Net increase (decrease)	(651)	2,469	$(7,816)	$28,377
Class Z
Shares sold	6,013	13,602	$65,115	$156,784
Reinvestment of distributions	109	82	1,187	951
Shares redeemed	(8,695)	(7,110)	(97,134)	(81,691)
Net increase (decrease)	(2,573)	6,574	$(30,832)	$76,044

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

14. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Mortgage Securities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Mortgage Securities Fund (one of the funds constituting Fidelity Advisor Series II, referred to hereafter as the “Fund”) as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statement of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 13, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 297 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2016

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2016

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period-B March 1, 2022 to August 31, 2022
Fidelity Advisor Mortgage Securities Fund
Class A	.79%
Actual		$1,000.00	$927.40	$3.84
Hypothetical-C		$1,000.00	$1,021.22	$4.02
Class M	.79%
Actual		$1,000.00	$927.50	$3.84
Hypothetical-C		$1,000.00	$1,021.22	$4.02
Class C	1.59%
Actual		$1,000.00	$923.90	$7.71
Hypothetical-C		$1,000.00	$1,017.19	$8.08
Fidelity Mortgage Securities Fund	.45%
Actual		$1,000.00	$930.10	$2.19
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.50%
Actual		$1,000.00	$929.60	$2.43
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class Z	.36%
Actual		$1,000.00	$930.30	$1.75
Hypothetical-C		$1,000.00	$1,023.39	$1.84

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.66% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $3,710,087 of distributions paid during the period January 1,2022 to August 31,2022 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates 100% of the short-term capital gain dividends distributed, respectively during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $2,949,503 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

AMOR-ANN-1022
1.704047.125

Fidelity® Series Investment Grade Securitized Fund

Annual Report

August 31, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2022	Past 1 year	Life of fundA
Fidelity® Series Investment Grade Securitized Fund	(9.89)%	0.66%

 A From August 17, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Investment Grade Securitized Fund on August 17, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Securitized Index performed over the same period.

11,500
11,250
11,000
10,750
10,500
10,250
10,000
$9,800
2018
2019
2020
2021
2022

Period Ending Values
$10,270	Fidelity® Series Investment Grade Securitized Fund
$10,145	Bloomberg U.S. Securitized Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds notably declined for the 12 months ending August 31, 2022, as the U.S. Federal Reserve took aggressive action to stymie high inflation. The Bloomberg U.S. Aggregate Bond Index returned -11.52% for the period. In late 2021, bond yields rose when the Fed pivoted from an “easy” to a “tight” monetary stance. Its first step was to cease its purchases of bonds, part of a quantitative easing program to support the U.S. economy that began in 2008. In the first half of 2022, the Fed took more aggressive steps to thwart inflation. The central bank raised the federal funds target rate by 25 basis points (0.25%) in mid-March, 50 basis points in May and 75 basis points in June – its largest increase since 1994 – and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. It also began to allow up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Despite another rate hike of 75 basis points in July, the index rose 2.44% for the month, only to reverse course (-2.83%) in August, when the Fed dashed hopes that it would soon “pivot” to an easier policy stance. For the full 12 months, shorter-term securities outpaced longer-term bonds, and higher-quality issues held up better than lower-rated bonds. Within the index, corporate bonds posted a return of -14.61%, trailing the -10.80% result for U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds returned -10.43%, while U.S. Treasury Inflation-Protected Securities had a return of -5.98%.

Comments from Co-Portfolio Managers Franco Castagliuolo and Sean Corcoran:  For the fiscal year ending August 31, 2022, the fund returned -9.89%, roughly in line, net of fees, with the -9.72% result of the benchmark, the Bloomberg U.S. Securitized Index. In managing the fund the past 12 months, we attempted to exploit market inefficiencies and identify attractively valued securities, in accordance with our longer-term strategy. The fund had more sensitivity to interest rates than the benchmark this period, as measured by its slightly longer duration. This positioning detracted from the fund’s performance versus the benchmark because interest rates rose more than we expected. The fund’s overweighting in certain 30-year mortgage-backed securities (MBS) issued by Fannie Mae and Freddie Mac, as well as its overweighting in Ginnie Mae securities with coupons of 3.5%, also hurt our relative result, given that that these securities lagged the benchmark. Exposure to non-agency residential MBS, another category that underperformed this period, modestly detracted from relative performance as well. In contrast, underweighting MBS comprised of 15- and 20-year mortgages added meaningful value, since they lagged the benchmark. Overweighting both agency and non-agency commercial mortgage-backed securities (CMBS), which outpaced the index, further boosted relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2022
U.S. Government and U.S. Government Agency Obligations	100.0%
AAA	11.5%
AA	0.5%
A	0.6%
Not Rated	7.1%
Short-Term Investments and Net Other Assets*	(19.7)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2022 *
U.S. Government and U.S. Government Agency Obligations	100.0%
Asset-Backed Securities	2.5%
CMOs and Other Mortgage Related Securities	17.2%
Short-Term Investments and Net Other Assets (Liabilities)**	(19.7)%

 * Futures and Swaps - 7.3%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Foreign investments - 0.1%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 1.8%
	Principal Amount	Value
U.S. Treasury Bonds:
2% 11/15/41 (a)(b)	$300,000	$233,039
3.25% 5/15/42 (c)	1,200,000	1,147,875
3.375% 8/15/42	500,000	487,891
U.S. Treasury Notes:
2.625% 7/31/29	1,913,000	1,833,790
2.75% 8/15/32 (a)(b)(c)	4,136,000	3,989,948
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,985,587)		7,692,543

U.S. Government Agency - Mortgage Securities - 111.2%
Fannie Mae - 34.2%
1.5% 11/1/40 to 6/1/51	3,290,638	2,789,796
2% 10/1/35 to 3/1/52	34,181,978	29,685,244
2.5% 5/1/31 to 3/1/52	46,629,696	42,698,805
3% 8/1/32 to 2/1/52	32,806,600	30,652,066
3.5% 7/1/34 to 4/1/52	20,751,121	20,027,557
4% 3/1/46 to 5/1/52	7,538,922	7,443,901
4.5% 10/1/39 to 7/1/52	8,713,948	8,834,620
5% 7/1/52	3,242,073	3,278,035

TOTAL FANNIE MAE		145,410,024

Freddie Mac - 22.4%
1.5% 12/1/40 to 6/1/51	2,102,428	1,743,266
2% 4/1/41 to 4/1/52	29,766,401	25,782,116
2.5% 6/1/31 to 1/1/52 (a)(c)	29,232,385	26,363,745
3% 11/1/32 to 3/1/52	12,948,532	12,153,734
3.5% 11/1/33 to 5/1/52	14,459,307	13,950,548
4% 5/1/38 to 8/1/52 (b)	10,484,704	10,338,365
4.5% 10/1/39 to 7/1/49	4,922,314	5,012,747

TOTAL FREDDIE MAC		95,344,521

Ginnie Mae - 25.4%
2% 9/1/52 (d)	10,550,000	9,321,102
2% 9/1/52 (d)	2,200,000	1,943,737
2% 9/1/52 (d)	2,250,000	1,987,913
2% 9/1/52 (d)	2,400,000	2,120,440
2% 9/1/52 (d)	2,400,000	2,120,440
2% 9/1/52 (d)	3,450,000	3,048,133
2% 9/1/52 (d)	1,900,000	1,678,682
2% 9/1/52 (d)	1,500,000	1,325,275
2% 9/1/52 (d)	1,200,000	1,060,220
2% 9/1/52 (d)	350,000	309,231
2% 10/1/52 (d)	4,800,000	4,239,943
2% 10/1/52 (d)	3,100,000	2,738,297
2% 10/1/52 (d)	9,550,000	8,435,720
2.5% 8/20/47	17,105	15,744
2.5% 9/1/52 (d)	4,700,000	4,285,442
2.5% 9/1/52 (d)	550,000	501,488
2.5% 9/1/52 (d)	5,000,000	4,558,981
2.5% 9/1/52 (d)	2,500,000	2,279,491
2.5% 9/1/52 (d)	2,500,000	2,279,491
2.5% 9/1/52 (d)	2,450,000	2,233,901
2.5% 9/1/52 (d)	2,650,000	2,416,260
2.5% 10/1/52 (d)	9,850,000	8,978,499
3% 2/20/50 to 7/20/51	5,427,938	5,127,663
3% 9/1/52 (d)	1,725,000	1,618,984
3% 9/1/52 (d)	2,300,000	2,158,646
3% 9/1/52 (d)	1,150,000	1,079,323
3% 9/1/52 (d)	1,750,000	1,642,448
3% 9/1/52 (d)	1,750,000	1,642,448
3% 9/1/52 (d)	2,000,000	1,877,083
3% 10/1/52 (d)	1,700,000	1,594,392
3% 10/1/52 (d)	2,850,000	2,672,951
3.5% 9/20/40 to 6/20/50	13,295,654	12,891,819
4% 10/20/40 to 5/20/49	4,436,513	4,418,659
4.5% 9/1/52 (d)	3,000,000	3,000,055
5% 4/20/48 to 6/20/48	565,407	584,786

TOTAL GINNIE MAE		108,187,687

Uniform Mortgage Backed Securities - 29.2%
1.5% 9/1/37 (d)	1,400,000	1,257,513
1.5% 10/1/37 (d)	350,000	314,419
1.5% 10/1/37 (d)	450,000	404,253
1.5% 9/1/52 (d)	7,850,000	6,431,514
1.5% 9/1/52 (d)	2,050,000	1,679,567
1.5% 9/1/52 (d)	750,000	614,476
1.5% 9/1/52 (d)	1,750,000	1,433,777
2% 9/1/37 (d)	3,550,000	3,271,159
2% 9/1/37 (d)	4,750,000	4,376,903
2% 9/1/37 (d)	5,550,000	5,114,065
2% 9/1/37 (d)	2,350,000	2,165,415
2% 9/1/37 (d)	900,000	829,308
2% 9/1/37 (d)	900,000	829,308
2% 9/1/37 (d)	1,000,000	921,453
2% 10/1/37 (d)	2,850,000	2,625,696
2% 10/1/37 (d)	1,400,000	1,289,816
2% 10/1/37 (d)	1,400,000	1,289,816
2% 9/1/52 (d)	1,100,000	946,602
2% 9/1/52 (d)	1,100,000	946,602
2% 9/1/52 (d)	1,100,000	946,602
2% 9/1/52 (d)	3,100,000	2,667,697
2% 9/1/52 (d)	5,075,000	4,367,278
2% 9/1/52 (d)	6,050,000	5,206,311
2% 9/1/52 (d)	4,750,000	4,087,600
2% 9/1/52 (d)	5,700,000	4,905,120
2% 9/1/52 (d)	3,500,000	3,011,916
2% 9/1/52 (d)	2,150,000	1,850,177
2% 9/1/52 (d)	1,050,000	903,575
2% 9/1/52 (d)	1,000,000	860,547
2% 9/1/52 (d)	800,000	688,438
2% 9/1/52 (d)	1,300,000	1,118,711
2% 10/1/52 (d)	4,500,000	3,871,408
2% 10/1/52 (d)	5,900,000	5,075,846
2% 10/1/52 (d)	6,800,000	5,850,128
2.5% 9/1/37 (d)	1,500,000	1,418,437
2.5% 9/1/37 (d)	1,000,000	945,625
2.5% 9/1/37 (d)	950,000	898,343
2.5% 9/1/52 (d)	3,200,000	2,858,001
2.5% 9/1/52 (d)	3,300,000	2,947,313
2.5% 9/1/52 (d)	1,400,000	1,250,375
2.5% 9/1/52 (d)	975,000	870,797
2.5% 9/1/52 (d)	700,000	625,188
3% 9/1/37 (d)	3,500,000	3,388,437
3% 9/1/52 (d)	2,500,000	2,313,477
3% 9/1/52 (d)	950,000	879,121
3% 9/1/52 (d)	850,000	786,582
3% 9/1/52 (d)	650,000	601,504
4% 9/1/52 (d)	6,850,000	6,684,633
4.5% 9/1/52 (d)	400,000	397,531
4.5% 9/1/52 (d)	450,000	447,223
4.5% 9/1/52 (d)	450,000	447,223
4.5% 9/1/52 (d)	1,000,000	993,828
5% 9/1/52 (d)	1,000,000	1,009,063
5% 9/1/52 (d)	3,800,000	3,834,439
5% 9/1/52 (d)	4,200,000	4,238,065
5.5% 9/1/52 (d)	1,600,000	1,636,161
5.5% 9/1/52 (d)	450,000	460,170
5.5% 9/1/52 (d)	400,000	409,040
5.5% 9/1/52 (d)	850,000	869,210
5.5% 9/1/52 (d)	600,000	613,560

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		123,976,362

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $504,959,852)		472,918,594

Asset-Backed Securities - 2.5%
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (e)	$723,804	$718,698
American Express Credit Account Master Trust Series 2022-3 Class A, 3.75% 8/16/27	1,513,000	1,507,254
Discover Card Execution Note Trust Series 2022-A3 Class A3, 3.56% 7/15/27	1,049,000	1,040,576
Enterprise Fleet Financing LLC:
Series 2021-1 Class A2, 0.44% 12/21/26 (e)	205,285	198,696
Series 2022-3 Class A2, 4.38% 7/20/29 (e)	187,000	186,938
Ford Credit Auto Owner Trust:
Series 2019-1 Class A, 3.52% 7/15/30 (e)	1,700,000	1,685,654
Series 2020-2 Class A, 1.06% 4/15/33 (e)	930,000	843,519
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (e)(f)	200,000	199,229
Marlette Funding Trust:
Series 2021-3A Class A, 0.65% 12/15/31 (e)	211,181	208,090
Series 2022-1A Class A, 1.36% 4/15/32 (e)	523,041	512,434
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (e)	28,823	28,368
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (e)	795,333	685,347
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.6794% 3/25/58 (e)(f)	42,799	41,257
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (e)	24,247	24,044
Series 2021-2 Class A, 0.91% 6/20/31 (e)	186,503	182,370
Series 2021-3 Class A, 0.83% 7/20/31 (e)	350,024	339,606
Series 2021-4 Class A, 0.84% 9/20/31 (e)	546,718	525,706
Series 2021-5 Class A, 1.31% 11/20/31 (e)	738,590	708,659
3.12% 3/20/32 (e)	939,572	910,899
TOTAL ASSET-BACKED SECURITIES
(Cost $10,802,809)		10,547,344

Collateralized Mortgage Obligations - 4.2%
Private Sponsor - 4.1%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (e)	210,276	200,768
Series 2021-E Class A1, 1.74% 12/25/60 (e)	1,462,416	1,289,861
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (e)	383,087	361,132
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (e)(f)	148,415	142,357
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (e)	1,114,405	1,038,517
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (e)	309,344	302,820
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (e)(f)	232,273	222,579
Series 2021-HB5 Class A, 0.8006% 2/25/31 (e)	95,182	93,111
Series 2021-HB6 Class A, 0.8983% 6/25/36 (e)	208,072	198,626
Series 2021-HB7 Class A, 1.1512% 10/27/31 (e)	270,670	264,114
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (e)	2,894,903	2,813,906
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (e)	58,827	57,966
CIM Trust sequential payer Series 2022-R2 Class A1, 3.75% 12/25/61 (e)(f)	949,045	905,961
COLT Trust sequential payer Series 2021-RPL1 Class A1, 1.6654% 9/25/61 (e)	237,433	219,298
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (e)	57,530	51,882
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (e)(f)	963,570	941,740
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (e)	1,054,361	981,677
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (e)	59,571	57,257
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (e)	276,819	258,061
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (e)	1,243,505	1,153,891
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (e)(f)	431,812	427,081
Preston Ridge Partners Mortgage Trust:
Series 2021-2 Class A1, 2.115% 3/25/26 (e)	274,923	259,189
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (e)	120,600	111,002
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (e)(f)	156,361	141,036
RMF Buyout Issuance Trust:
sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (e)	404,667	386,662
Series 2022-HB1 Class A, 4.272% 4/25/32 (e)	207,789	204,206
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (e)	499,886	475,931
Towd Point Mortgage Trust sequential payer:
Series 2021-1 Class A1, 2.25% 11/25/61 (e)(f)	2,577,652	2,401,269
Series 2022-K147 Class A2, 3.75% 7/25/62 (e)	1,471,082	1,390,483

TOTAL PRIVATE SPONSOR		17,352,383

U.S. Government Agency - 0.1%
Fannie Mae Series 2013-44 Class DJ, 1.85% 5/25/33	112,013	103,783
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 2.8181% 2/20/49 (f)(g)	111,345	112,075
planned amortization class Series 2016-69 Class WA, 3% 2/20/46	24,583	23,528
sequential payer:
Series 2017-139 Class BA, 3% 9/20/47	147,203	140,771
Series 2018-H12 Class HA, 3.25% 8/20/68 (h)	66,182	64,673

TOTAL U.S. GOVERNMENT AGENCY		444,830

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $18,701,377)		17,797,213

Commercial Mortgage Securities - 18.0%
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 3.458% 1/15/39 (e)(f)(g)	275,000	268,337
Class B, CME Term SOFR 1 Month Index + 1.550% 3.858% 1/15/39 (e)(f)(g)	100,000	97,047
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (e)	600,000	559,902
Class ANM, 3.112% 11/5/32 (e)	100,000	93,155
BANK:
sequential payer:
Series 2021-BN35 Class A5, 2.285% 6/15/64	700,000	591,941
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (f)	1,700,000	1,715,485
Series 2022-BNK43 Class A5, 4.399% 8/15/55	328,000	328,723
Series 2020-BN25 Class XB, 0.5325% 1/15/63 (f)(i)	2,000,000	52,547
Series 2021-BN33 Class XA, 1.1727% 5/15/64 (f)(i)	2,022,810	127,306
BBCMS Mortgage Trust Series 2022-C16 Class A5, 4.6% 6/15/55	500,000	506,330
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B1 Class ASB, 3.602% 1/15/51	400,000	390,593
Series 2018-B2 Class ASB, 3.7802% 2/15/51	370,000	361,293
Series 2019-B10 Class A4, 3.717% 3/15/62	29,000	27,756
Series 2019-B12 Class XA, 1.1787% 8/15/52 (f)(i)	940,156	42,452
Series 2019-B14 Class XA, 0.9053% 12/15/62 (f)(i)	9,703,837	336,432
Series 2020-B17 Class XA, 1.5391% 3/15/53 (f)(i)	2,094,398	138,257
Series 2020-B18 Class XA, 1.9155% 7/15/53 (f)(i)	1,481,639	126,110
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 4.441% 11/15/28 (e)(f)(g)	94,000	92,996
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 3.141% 9/15/26 (e)(f)(g)	531,000	504,813
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 4.2054% 4/15/37 (e)(f)(g)	1,480,000	1,457,797
Class B, CME Term SOFR 1 Month Index + 2.440% 4.7544% 4/15/37 (e)(f)(g)	54,000	52,987
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 3.0811% 10/15/36 (e)(f)(g)	475,000	457,646
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 3.0433% 5/15/38 (e)(f)(g)	400,000	386,240
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 3.3099% 2/15/39 (e)(f)(g)	635,001	613,891
floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 3.267% 11/15/32 (e)(f)(g)	6,073	5,967
BX Trust:
floater:
Series 2018-EXCL Class A, 1 month U.S. LIBOR + 1.088% 3.4796% 9/15/37 (e)(f)(g)	161,255	160,466
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 3.242% 11/15/38 (e)(f)(g)	479,000	463,432
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 3.0269% 10/15/26 (e)(f)(g)	437,000	418,428
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 3.7877% 4/15/37 (e)(f)(g)	528,000	518,882
floater sequential payer:
Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 3.091% 1/15/34 (e)(f)(g)	111,000	107,670
Series 2021-SOAR Class A, 3.062% 6/15/38 (e)(f)	638,166	616,389
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.391% 4/15/34 (e)(f)(g)	119,000	116,168
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 3.311% 10/15/36 (e)(f)(g)	2,965,047	2,929,761
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, 1 month U.S. LIBOR + 1.070% 3.461% 12/15/37 (e)(f)(g)	507,000	500,662
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	1,895,000	1,839,782
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 3.341% 11/15/36 (e)(f)(g)	100,000	98,000
Class B, 1 month U.S. LIBOR + 1.250% 3.641% 11/15/36 (e)(f)(g)	100,000	97,750
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 3.511% 6/15/34 (e)(f)(g)	2,888,191	2,838,115
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2014-GC21 Class AAB, 3.477% 5/10/47	164,307	162,716
Series 2017-P7 Class AAB, 3.509% 4/14/50	363,922	356,847
Series 2013-GC17 Class A/S, 4.544% 11/10/46	500,000	494,498
Series 2015-GC33 Class AAB, 3.522% 9/10/58	186,198	183,566
Series 2019-GC41 Class XA, 1.1824% 8/10/56 (f)(i)	4,533,855	226,879
COMM Mortgage Trust sequential payer:
Series 2015-3BP Class A, 3.178% 2/10/35 (e)	900,000	854,580
Series 2017-CD4 Class ASB, 3.317% 5/10/50	959,364	931,945
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 3.371% 5/15/36 (e)(f)(g)	2,348,000	2,321,268
Series 2018-SITE Class A, 4.284% 4/15/36 (e)	100,000	96,494
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	666,367	646,028
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 3.093% 11/15/38 (e)(f)(g)	650,000	626,902
Class B, 1 month U.S. LIBOR + 1.120% 3.5122% 11/15/38 (e)(f)(g)	375,000	360,450
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 3.472% 7/15/38 (e)(f)(g)	661,926	648,528
Freddie Mac:
floater:
Series 2021-F114 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 1.7749% 5/25/31 (f)(g)	4,248,440	4,177,028
Series 2021-F121 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.180% 1.7349% 8/25/28 (f)(g)	1,027,598	1,009,607
floater sequential payer Series 2021-KF124 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 1.7749% 10/25/31 (f)(g)	6,376,000	6,255,051
sequential payer:
Series 2021-K136 Class A2, 2.127% 11/25/31	250,000	217,792
Series 2022-K141 Class A2, 2.25% 2/25/32	800,000	703,245
Series 2022-K142 Class A2, 2.4% 3/25/32	550,000	489,498
Series 2022-K144 Class A2, 2.45% 4/25/32	2,900,000	2,590,320
Series 2022-K145 Class A2, 2.58% 6/25/55	2,200,000	1,986,786
Series 2022-K146 Class A2, 2.92% 6/25/32	2,100,000	1,953,420
Series 2022-K147 Class A2, 3% 6/25/32	160,000	149,850
Series 2022-K150 Class A2, 3.71% 11/25/32	800,000	791,747
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 4.091% 9/15/31 (e)(f)(g)	959,252	963,379
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 3.49% 10/15/31 (e)(f)(g)	1,400,000	1,386,586
sequential payer Series 2016-GC34 Class AAB, 3.278% 10/10/48	51,675	50,771
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (e)(f)	969,618	966,163
Series 2013-GC13 Class A/S, 4.2082% 7/10/46 (e)(f)	140,000	138,432
Series 2013-GC16 Class A/S, 4.649% 11/10/46	275,000	272,651
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 4.7386% 8/15/37 (e)(f)(g)	437,000	434,553
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 2.9039% 4/15/37 (e)(f)(g)	1,000,000	949,996
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2014-C21 Class A4, 3.4927% 8/15/47	315,765	310,010
Series 2014-C22 Class ASB, 3.5036% 9/15/47	121,478	120,167
Series 2013-C14 Class A/S, 4.4093% 8/15/46	114,000	113,456
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2017-C5 Class ASB, 3.4919% 3/15/50	374,250	365,227
Series 2018-C8 Class ASB, 4.145% 6/15/51	1,000,000	985,012
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (e)	200,000	199,121
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C13 Class ASB, 3.4137% 1/15/46	98,158	97,713
Series 2013-LC11 Class A5, 2.9599% 4/15/46	218,000	215,518
Series 2020-NNN Class AFX, 2.8123% 1/16/37 (e)	670,000	631,345
Series 2013-C10 Class A/S, 3.3715% 12/15/47	300,000	297,263
Series 2013-C16 Class A/S, 4.5169% 12/15/46	37,000	36,641
Series 2013-LC11 Class A/S, 3.216% 4/15/46	308,000	303,233
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (e)	59,000	58,252
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 3.6027% 5/15/39 (e)(f)(g)	753,000	738,843
Class B, CME Term SOFR 1 Month Index + 1.790% 4.1013% 5/15/39 (e)(f)(g)	400,000	391,376
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 3.091% 3/15/38 (e)(f)(g)	362,716	351,127
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 3.192% 4/15/38 (e)(f)(g)	2,700,000	2,622,236
Morgan Stanley BAML Trust:
sequential payer:
Series 2014-C19 Class ASB, 3.326% 12/15/47	752,783	742,614
Series 2016-C28 Class A3, 3.272% 1/15/49	75,875	72,403
Series 2012-C6 Class A/S, 3.476% 11/15/45	1,400,000	1,397,463
Morgan Stanley Capital I Trust:
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 3.341% 12/15/36 (e)(f)(g)	1,000,000	971,952
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (e)	279,000	261,332
Series 2019-MEAD Class B, 3.283% 11/10/36 (e)(f)	26,000	23,956
Series 2021-L6 Class XA, 1.3474% 6/15/54 (f)(i)	993,454	67,758
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (e)	2,246,000	2,126,176
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 3.192% 4/15/36 (e)(f)(g)	1,900,000	1,846,896
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 2.9676% 7/15/36 (e)(f)(g)	212,000	203,846
Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 3.1218% 11/15/38 (e)(f)(g)	151,000	145,513
UBS Commercial Mortgage Trust sequential payer:
Series 2017-C1 Class ASB, 3.462% 11/15/50	100,000	97,419
Series 2017-C3 Class ASB, 3.215% 8/15/50	299,992	290,105
Series 2018-C12 Class ASB, 4.1945% 8/15/51	1,750,000	1,725,910
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2012-C4 Class A/S, 3.3165% 12/10/45 (e)	800,000	798,529
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.5162% 10/10/42 (e)(f)(i)	1,600,000	45,582
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 3.591% 5/15/31 (e)(f)(g)	845,000	805,391
sequential payer:
Series 2015-C29 Class ASB, 3.4% 6/15/48	105,643	103,988
Series 2016-LC24 Class A3, 2.684% 10/15/49	179,574	168,430
Series 2018-C46 Class XA, 1.1007% 8/15/51 (f)(i)	1,156,702	36,819
Series 2019-C54 Class XA, 0.9605% 12/15/52 (f)(i)	5,932,433	274,051
WF-RBS Commercial Mortgage Trust:
Series 2012-C9 Class A/S, 3.388% 11/15/45	87,588	87,448
Series 2013-C12 Class A/S, 3.56% 3/15/48	2,000,000	1,984,400
Series 2013-C16 Class A/S, 4.668% 9/15/46 (f)	830,000	825,188
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $79,322,033)		76,378,793
	Shares	Value

Money Market Funds - 11.7%
Fidelity Cash Central Fund 2.33% (j)
(Cost $49,966,507)	49,956,516	49,966,507
TOTAL INVESTMENT IN SECURITIES - 149.4%
(Cost $671,738,165)		635,300,994
NET OTHER ASSETS (LIABILITIES) - (49.4)%		(209,992,064)
NET ASSETS - 100%		$425,308,930

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 9/1/52	$(4,800,000)	$(4,240,881)
2% 9/1/52	(900,000)	(795,165)
2% 9/1/52	(3,100,000)	(2,738,902)
2% 9/1/52	(1,300,000)	(1,148,572)
2% 9/1/52	(1,000,000)	(883,517)
2% 9/1/52	(9,550,000)	(8,437,585)
2.5% 9/1/52	(9,850,000)	(8,981,193)
3% 9/1/52	(1,700,000)	(1,595,521)
3% 9/1/52	(2,850,000)	(2,674,844)
4.5% 9/1/52	(1,200,000)	(1,200,022)

TOTAL GINNIE MAE		(32,696,202)

Uniform Mortgage Backed Securities
1.5% 9/1/37	(350,000)	(314,378)
1.5% 9/1/37	(450,000)	(404,201)
1.5% 9/1/52	(1,500,000)	(1,228,952)
2% 9/1/37	(2,850,000)	(2,626,142)
2% 9/1/37	(1,400,000)	(1,290,034)
2% 9/1/37	(1,400,000)	(1,290,034)
2% 9/1/37	(3,200,000)	(2,948,650)
2% 9/1/52	(4,500,000)	(3,872,463)
2% 9/1/52	(2,000,000)	(1,721,095)
2% 9/1/52	(5,900,000)	(5,077,229)
2% 9/1/52	(1,300,000)	(1,118,711)
2% 9/1/52	(600,000)	(516,328)
2% 9/1/52	(600,000)	(516,328)
2% 9/1/52	(700,000)	(602,383)
2% 9/1/52	(600,000)	(516,328)
2% 9/1/52	(1,700,000)	(1,462,930)
2% 9/1/52	(1,300,000)	(1,118,711)
2% 9/1/52	(6,800,000)	(5,851,718)
2.5% 9/1/37	(1,250,000)	(1,182,031)
2.5% 9/1/37	(650,000)	(614,656)
2.5% 9/1/37	(1,550,000)	(1,465,718)
3% 9/1/37	(3,500,000)	(3,388,437)
3% 9/1/52	(2,550,000)	(2,359,747)
3% 9/1/52	(300,000)	(277,617)
3% 9/1/52	(1,200,000)	(1,110,469)
3% 9/1/52	(900,000)	(832,860)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(43,708,150)

TOTAL TBA SALE COMMITMENTS
(Proceeds $77,453,973)		$(76,404,352)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	17	Dec. 2022	$3,541,578	$(11,949)	$(11,949)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	70	Dec. 2022	8,183,438	135,984	135,984
CBOT 5-Year U.S. Treasury Note Contracts (United States)	18	Dec. 2022	1,994,766	14,709	14,709
CBOT Long Term U.S. Treasury Bond Contracts (United States)	111	Dec. 2022	15,078,656	378,822	378,822
TOTAL SOLD FUTURES					529,515
TOTAL FUTURES CONTRACTS					$517,566

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

The notional amount of futures sold as a percentage of Net Assets is 5.9%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $49,665,051.

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$600,000	$7,169	$561	$7,730
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	520,000	6,213	(1,268)	4,945
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	980,000	11,709	(3,015)	8,694
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	340,000	4,062	(5,030)	(968)
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	350,000	4,182	(3,251)	931
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	350,000	4,182	(3,052)	1,130
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,020,000	12,187	(11,348)	839
CMBX N.A. AAA Index Series 13	Dec. 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	350,000	4,182	(525)	3,657
CMBX N.A. AAA Index Series 13	Dec. 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	660,000	7,886	(5,947)	1,939
CMBX N.A. AAA Index Series 13	Dec. 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	1,020,000	12,187	(12,218)	(31)
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	350,000	4,182	(1,406)	2,776
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	600,000	7,169	(3,251)	3,918
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	890,000	10,634	(6,272)	4,362
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,350,000	16,130	(18,925)	(2,795)
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	350,000	4,182	(2,750)	1,432
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,300,000	15,532	(8,979)	6,553
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,410,000	16,847	(10,137)	6,710
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	690,000	8,244	(6,577)	1,667

TOTAL CREDIT DEFAULT SWAPS						$156,879	$(103,390)	$53,489

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(3)	Annual	LCH	Sep. 2024	$7,186,000	$(39,716)	$0	$(39,716)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(3)	Annual	LCH	Sep. 2027	5,233,000	(54,209)	0	(54,209)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(3)	Annual	LCH	Sep. 2029	480,000	(10,444)	0	(10,444)

TOTAL INTEREST RATE SWAPS							$(104,369)	$0	$(104,369)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $584,529.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $289,991.

 (c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,520,052.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,777,202 or 14.3% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$116,482,840	$265,163,144	$331,679,477	$378,337	$--	$--	$49,966,507	0.1%
Total	$116,482,840	$265,163,144	$331,679,477	$378,337	$--	$--	$49,966,507

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$7,692,543	$--	$7,692,543	$--
U.S. Government Agency - Mortgage Securities	472,918,594	--	472,918,594	--
Asset-Backed Securities	10,547,344	--	10,547,344	--
Collateralized Mortgage Obligations	17,797,213	--	17,797,213	--
Commercial Mortgage Securities	76,378,793	--	76,378,793	--
Money Market Funds	49,966,507	49,966,507	--	--
Total Investments in Securities:	$635,300,994	$49,966,507	$585,334,487	$--
Derivative Instruments:
Assets
Futures Contracts	$529,515	$529,515	$--	$--
Swaps	156,879	--	156,879	--
Total Assets	$686,394	$529,515	$156,879	$--
Liabilities
Futures Contracts	$(11,949)	$(11,949)	$--	$--
Swaps	(104,369)	--	(104,369)	--
Total Liabilities	$(116,318)	$(11,949)	$(104,369)	$--
Total Derivative Instruments:	$570,076	$517,566	$52,510	$--
Other Financial Instruments:
TBA Sale Commitments	$(76,404,352)	$--	$(76,404,352)	$--
Total Other Financial Instruments:	$(76,404,352)	$--	$(76,404,352)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$156,879	$0
Total Credit Risk	156,879	0
Interest Rate Risk
Futures Contracts(b)	529,515	(11,949)
Swaps(c)	0	(104,369)
Total Interest Rate Risk	529,515	(116,318)
Total Value of Derivatives	$686,394	$(116,318)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $621,771,658)	$585,334,487
Fidelity Central Funds (cost $49,966,507)	49,966,507
Total Investment in Securities (cost $671,738,165)		$635,300,994
Receivable for investments sold		32,288
Receivable for TBA sale commitments		77,453,973
Receivable for fund shares sold		2,164,405
Interest receivable		924,892
Distributions receivable from Fidelity Central Funds		120,079
Receivable for daily variation margin on futures contracts		39,169
Receivable for daily variation margin on centrally cleared OTC swaps		9,310
Bi-lateral OTC swaps, at value		156,879
Receivable from investment adviser for expense reductions		744
Other receivables		466
Total assets		716,203,199
Liabilities
Payable for investments purchased
Regular delivery	$1,105,556
Delayed delivery	213,284,176
TBA sale commitments, at value	76,404,352
Payable for swaps	17,926
Payable for fund shares redeemed	76,452
Other payables and accrued expenses	5,807
Total liabilities		290,894,269
Net Assets		$425,308,930
Net Assets consist of:
Paid in capital		$476,816,787
Total accumulated earnings (loss)		(51,507,857)
Net Assets		$425,308,930
Net Asset Value, offering price and redemption price per share ($425,308,930 ÷ 46,012,516 shares)		$9.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2022
Investment Income
Interest		$5,978,487
Income from Fidelity Central Funds		378,337
Total income		6,356,824
Expenses
Custodian fees and expenses	$24,917
Independent trustees' fees and expenses	1,416
Total expenses before reductions	26,333
Expense reductions	(11,975)
Total expenses after reductions		14,358
Net investment income (loss)		6,342,466
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(16,740,436)
Futures contracts	983,224
Swaps	(365,385)
Total net realized gain (loss)		(16,122,597)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(37,996,975)
Futures contracts	550,858
Swaps	(108,080)
TBA sale commitments	1,220,928
Total change in net unrealized appreciation (depreciation)		(36,333,269)
Net gain (loss)		(52,455,866)
Net increase (decrease) in net assets resulting from operations		$(46,113,400)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2022	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,342,466	$1,659,257
Net realized gain (loss)	(16,122,597)	586,313
Change in net unrealized appreciation (depreciation)	(36,333,269)	(1,429,345)
Net increase (decrease) in net assets resulting from operations	(46,113,400)	816,225
Distributions to shareholders	(6,633,281)	(6,038,131)
Share transactions
Proceeds from sales of shares	169,736,792	290,673,014
Reinvestment of distributions	6,633,001	6,037,875
Cost of shares redeemed	(124,972,737)	(53,114,500)
Net increase (decrease) in net assets resulting from share transactions	51,397,056	243,596,389
Total increase (decrease) in net assets	(1,349,625)	238,374,483
Net Assets
Beginning of period	426,658,555	188,284,072
End of period	$425,308,930	$426,658,555
Other Information
Shares
Sold	17,246,732	27,889,748
Issued in reinvestment of distributions	682,834	578,656
Redeemed	(12,916,200)	(5,101,809)
Net increase (decrease)	5,013,366	23,366,595

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Investment Grade Securitized Fund

Years ended August 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.41	$10.68	$10.45	$10.00	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.142	.056	.209	.293	.008
Net realized and unrealized gain (loss)	(1.165)	(.023)	.330	.475	–D
Total from investment operations	(1.023)	.033	.539	.768	.008
Distributions from net investment income	(.147)	(.083)E	(.219)	(.318)	(.008)
Distributions from net realized gain	–	(.220)E	(.090)	–	–
Total distributions	(.147)	(.303)	(.309)	(.318)	(.008)
Net asset value, end of period	$9.24	$10.41	$10.68	$10.45	$10.00
Total ReturnF,G	(9.89)%	.32%	5.28%	7.83%	.08%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.01%	.01%	.01%	.02%	- %J,K
Expenses net of fee waivers, if any	- %K	- %K	.01%	.01%	- %J,K
Expenses net of all reductions	- %K	- %K	.01%	.01%	- %J,K
Net investment income (loss)	1.45%	.54%	2.00%	2.92%	1.99%J
Supplemental Data
Net assets, end of period (000 omitted)	$425,309	$426,659	$188,284	$108,442	$10,381
Portfolio turnover rateL	761%	1,091%	1,014%	1,434%	18%M

 A For the period August 17, 2018 (commencement of operations) through August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.0005 per share.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount represents less than .005%.

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022

1. Organization.

Fidelity Series Investment Grade Securitized Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,157,509
Gross unrealized depreciation	(36,779,242)
Net unrealized appreciation (depreciation)	$(35,621,733)
Tax Cost	$671,921,468

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(15,629,042)
Net unrealized appreciation (depreciation) on securities and other investments	$(35,621,733)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(15,629,042)

The tax character of distributions paid was as follows:

	August 31, 2022	August 31, 2021
Ordinary Income	$6,633,281	$ 5,746,627
Long-term Capital Gains	–	291,504
Total	$6,633,281	$ 6,038,131

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Series Investment Grade Securitized Fund
Credit Risk
Swaps	$3,849	$52,791
Total Credit Risk	3,849	52,791
Interest Rate Risk
Futures Contracts	983,224	550,858
Purchased Options	(19,724)	16,819
Swaps	(369,234)	(160,871)
Total Interest Rate Risk	594,266	406,806
Totals	$598,115	$459,597

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Investment Grade Securitized Fund	2,413,953,241	2,422,445,283

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through December 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $11,768.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $207.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Series Investment Grade Securitized Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Series Investment Grade Securitized Fund (the "Fund"), a fund of Fidelity Advisor Series II, including the schedule of investments, as of August 31, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from August 17, 2018, (commencement of operations) through August 31, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from August 17, 2018, (commencement of operations) through August 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 13, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 297 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2016

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2016

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period-B March 1, 2022 to August 31, 2022
Fidelity Series Investment Grade Securitized Fund	- %-C
Actual		$1,000.00	$931.60	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 1.55% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $2,145,273 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

IGS-ANN-1022
1.9891237.104

Item 2.

Code of Ethics

As of the end of the period, August 31, 2022, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Advisor Limited Term Bond Fund and Fidelity Advisor Mortgage Securities Fund (the “Funds”):

Services Billed by PwC

August 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Limited Term Bond Fund	$88,100	$7,300	$10,900	$3,200
Fidelity Advisor Mortgage Securities Fund	$89,300	$7,600	$13,500	$3,300

August 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Limited Term Bond Fund	$85,700	$7,600	$10,600	$3,500
Fidelity Advisor Mortgage Securities Fund	$89,400	$7,900	$13,100	$3,700

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte

Entities”) in each of the last two fiscal years for services rendered to Fidelity Series Investment Grade Securitized Fund (the “Fund”):

Services Billed by Deloitte Entities

August 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Investment Grade Securitized Fund	$79,800	$-	$11,100	$1,800

August 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Investment Grade Securitized Fund	$77,800	$-	$10,000	$1,800

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2022A	August 31, 2021A
Audit-Related Fees	$7,914,600	$8,959,700
Tax Fees	$353,200	$11,200
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by Deloitte Entities

	August 31, 2022A	August 31, 2021A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2022A	August 31, 2021A
PwC	$13,281,000	$14,320,000
Deloitte Entities	$470,500	$533,400

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 20, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 20, 2022